                                                             File Nos.  33-83476
                                                                        811-8874
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-4

                  REGISTRATION STATEMENT UNDER THE SECURITIES
                                  ACT OF 1933                     [X]

                           Pre-Effective Amendment No.            [ ]

                          Post-Effective Amendment No. 1          [X]

                                     and/or

                  REGISTRATION STATEMENT UNDER THE INVESTMENT
                               COMPANY ACT OF 1940                [X]

                                Amendment No. 2
                        (Check appropriate box or boxes)

                         VARIABLE ANNUITY ACCOUNT THREE
                           (Exact Name of Registrant)

                     Anchor National Life Insurance Company
                              (Name of Depositor)

                              1 SunAmerica Center
                       Los Angeles, California 90067-6022
             (Address of Depositor's Principal Offices) (Zip Code)

        Depositor's Telephone Number, including Area Code (310) 772-6000

                             Susan L. Harris, Esq.
                     Anchor National Life Insurance Company
                              1 SunAmerica Center
                       Los Angeles, California 90067-6022
                    (Name and Address of Agent for Service)

Title and Amount
of Securities                                               Amount of
Being Registered                                            Registration Fee
----------------                                            ----------------
Flexible Payment    Pursuant to Rule 24f-2, the             $
Deferred Annuity    Registrant has filed an election
Contracts           to register an indefinite number
                    of securities under the
                    Securities Act of 1933

It is proposed that this filing will become effective:

         -- immediately upon filing pursuant to paragraph (b) of Rule 485 X on January 2, 1996 pursuant to paragraph (b) of Rule 485
         -- 60 days after filing pursuant to paragraph (a) of Rule 485
         -- on [date] pursuant to paragraph (a) of Rule 485

The registrant has elected pursuant to Rule 24f-2 under the Investment Company Act of 1940 to register an indefinite amount of securities. The Registrant filed its Rule 24f-2 Notice for the fiscal year ended September 30, 1995 on or about November 30, 1995.

                         VARIABLE ANNUITY ACCOUNT THREE

                             Cross Reference Sheet

                              PART A - PROSPECTUS

Item Number in Form N-4                                     Caption
-----------------------                                     ------
1. Cover Page ...........................................   Cover Page

2. Definitions ..........................................   Definitions

3. Synopsis .............................................   Summary; Fee
                                                            Tables; Examples

4. Condensed Financial Information ......................   Condensed Financial
                                                            Information -
                                                            Accumulation Unit
                                                            Values

5. General Description of Registrant,
   Depositor and Portfolio Companies ....................   Description of the
                                                            Company and the
                                                            Separate Account;
                                                            Separate Account
                                                            Investments;
                                                            Administration

6. Deductions and Expenses ..............................   Contract Charges

7. General Description of
   Variable Annuity Contracts ...........................   Description of the
                                                            Contracts;
                                                            Purchases,
                                                            Withdrawals and
                                                            Contract Value;
                                                            Annuity Period

8. Annuity Period .......................................   Annuity Period

9. Death Benefit ........................................   Description of the
                                                            Contracts; Annuity
                                                            Period

10. Purchases and Contract Value ........................   Purchases,
                                                            Withdrawals and
                                                            Contract Value

11. Redemptions .........................................   Purchases,
                                                            Withdrawals and
                                                            Contract Value

12. Taxes ...............................................   Taxes

13. Legal Proceedings ...................................   Legal Proceedings

14. Table of Contents of Statement
    of Additional Information ...........................   Statement of
                                                            Additional
                                                            Information

                  PART B - STATEMENT OF ADDITIONAL INFORMATION

         Certain information required in Part B of the Registration Statement has been included within the Prospectus forming part of this Registration Statement; the following cross-references suffixed with a "P" are made by reference to the captions in the Prospectus.

Item Number in Form N-4                                     Caption
-----------------------                                     --------
15. Cover Page ..........................................   Cover Page

16. Table of Contents ...................................   Table of Contents

17. General Information and History .....................   Description of the
                                                            Company and
                                                            the Separate
                                                            Account(P); General
                                                            Account(P);
                                                            Separate Account
                                                            Investments(P)

18. Services ............................................   Not Applicable

19. Purchase of Securities Being Offered ................   Purchases,
                                                            Withdrawals and
                                                            Contract Value(P)

20. Underwriters ........................................   Purchases,
                                                            Withdrawals and
                                                            Contract Value(P);
                                                            Distributors

21. Calculation of Performance Data .....................   Performance Data(P)

22. Annuity Payments ....................................   Annuity Period(P)

23. Financial Statements ................................   Financial
                                                            Statements




                                     PART C

             Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C of this Registration Statement.

--------------------------------------------------------------------------------


                                    PACIFICA

                                FLEXIBLE PAYMENT
                           VARIABLE ANNUITY CONTRACTS
--------------------------------------------------------------------------------

                                   ISSUED BY

                     ANCHOR NATIONAL LIFE INSURANCE COMPANY
                               IN CONNECTION WITH
                         VARIABLE ANNUITY ACCOUNT THREE

CORRESPONDENCE ACCOMPANIED                 ALL OTHER CORRESPONDENCE,
BY PAYMENTS                                ANNUITY SERVICE CENTER:

  100 WEST WASHINGTON STREET                P.O. Box 54299
  PHOENIX, ARIZONA 85003                    Los Angeles, California 90054-0299
                                            Telephone Number: (800) PVA-0628


     The Contracts offered by this prospectus provide for accumulation of Contract Values and payment of annuity benefits on a variable basis. The Contracts are available for both Qualified and Nonqualified Plans (See "Taxes," page 28).


     Purchase Payments under the Contracts may be allocated among the Portfolios of the Separate Account, and/or to the Company's General Account. Each of the five Portfolios of the Separate Account described in this prospectus is invested solely in the shares of one of the following currently available Underlying Funds of Pacifica Variable Trust:



    - Emerging Growth                                - Intermediate Bond
    - Equity Value                                   - Money Market
    - Balanced


Additional Underlying Funds may be made available in the future.


     Purchase Payments may also be allocated to the General Account, which pays a fixed rate of interest declared by the Company for one year from the date amounts are allocated to it.


     This prospectus concisely sets forth the information a prospective investor ought to know before investing. PLEASE READ THIS PROSPECTUS CAREFULLY AND RETAIN IT FOR YOUR FUTURE REFERENCE. Owners bear the complete investment risk for all Purchase Payments allocated to the Separate Account.

     THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION, NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

     THE CONTRACTS OFFERED BY THIS PROSPECTUS INVOLVE RISK, INCLUDING LOSS OF PRINCIPAL, AND ARE NOT A DEPOSIT OR OBLIGATION OF, OR GUARANTEED OR ENDORSED BY, ANY BANK AND ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY.

     THE CONTRACTS OFFERED BY THIS PROSPECTUS ARE NOT AVAILABLE IN ALL STATES.


     A Statement of Additional Information about the variable portion of the Contracts has been filed with the Commission, as part of the Registration Statement, and is available without charge upon written or oral request to the Company at its Annuity Service Center at the address and telephone number given above. The Table of Contents of the Statement of Additional Information, dated January 2, 1996, appears on page 32 of this prospectus.



     This Prospectus is dated January 2, 1996.

                               TABLE OF CONTENTS


ITEM                                                                                   PAGE
                                                                                       ----
DEFINITIONS..........................................................................     4
SUMMARY..............................................................................     6
FEE TABLES...........................................................................     8
EXAMPLES.............................................................................     9
CONDENSED FINANCIAL INFORMATION-ACCUMULATION UNIT VALUES.............................    10
PERFORMANCE DATA.....................................................................    10
DESCRIPTION OF THE COMPANY AND THE SEPARATE ACCOUNT..................................    11
     Company.........................................................................    11
     Separate Account................................................................    11
GENERAL ACCOUNT......................................................................    12
SEPARATE ACCOUNT INVESTMENTS.........................................................    13
     Underlying Funds................................................................    13
     Voting Rights...................................................................    14
     Substitution of Securities......................................................    14
CONTRACT CHARGES.....................................................................    15
     Mortality and Expense Risk Charge...............................................    15
     Administrative Charges..........................................................    15
       Contract Administration Charge................................................    15
       Transfer Fee..................................................................    15
     Sales Charges...................................................................    16
       Withdrawal Charge.............................................................    16
       Distribution Expense Charge...................................................    17
     Premium Taxes...................................................................    17
     Deduction for Separate Account Income Taxes.....................................    17
     Other Expenses..................................................................    17
     Reduction of Charges for Sales to Certain Groups................................    17
DESCRIPTION OF THE CONTRACTS.........................................................    18
     Summary.........................................................................    18
     Annuitant.......................................................................    18
     Modification of the Contract....................................................    18
     Assignment......................................................................    18
     Death Benefit...................................................................    19
     Beneficiary.....................................................................    19
PURCHASES, WITHDRAWALS AND CONTRACT VALUE............................................    19
     Minimum Purchase Payment........................................................    19
       Automatic Payment Plan........................................................    19
       Automatic Dollar Cost Averaging Program.......................................    20
     Allocation of Purchase Payments.................................................    20
     Transfer During Accumulation Period.............................................    20
     Separate Account Accumulation Unit Value........................................    21
     Distribution of Contracts.......................................................    21
     Withdrawals (Redemptions).......................................................    22
       Systematic Withdrawal Program.................................................    23
       ERISA Plans...................................................................    23
       Deferment of General Account Withdrawal Payments..............................    23
     Minimum Contract Value..........................................................    23
ANNUITY PERIOD.......................................................................    23
     Annuity Date....................................................................    23
     Deferment of Payments...........................................................    24
     Payments to Owner...............................................................    24

ITEM                                                                                   PAGE
                                                                                       ----
     Allocation of Annuity Payments..................................................    24
     Annuity Options.................................................................    24
     Other Options...................................................................    25
     Transfer During Annuity Period..................................................    26
     Death Benefit During Annuity Period.............................................    26
     Annuity Payments................................................................    26
       Initial Monthly Annuity Payment...............................................    26
       Subsequent Monthly Payments...................................................    26
     Annuity Unit Value..............................................................    26
       Net Investment Factor.........................................................    27
ADMINISTRATION.......................................................................    27
TAXES................................................................................    28
     General.........................................................................    28
     Withholding Tax on Distributions................................................    28
     Diversification -- Separate Account Investments.................................    29
     Multiple Contracts..............................................................    29
     Tax Treatment of Assignments....................................................    30
     Qualified Plans.................................................................    30
     Tax Treatment of Withdrawals....................................................    31
       Qualified Plans...............................................................    31
       Nonqualified Plans............................................................    32
LEGAL PROCEEDINGS....................................................................    32
STATEMENT OF ADDITIONAL INFORMATION..................................................    32

--------------------------------------------------------------------------------

                                  DEFINITIONS
--------------------------------------------------------------------------------

     The following terms, as used in this prospectus, have the indicated meanings:

ACCUMULATION PERIOD -- The period between the Contract Date and the Annuity Date; the build-up phase under the Contract.

ACCUMULATION UNIT -- A unit of measurement which the Company uses to calculate the Contract Value under the variable portion of the Contracts during the Accumulation Period.


ANNUITY SERVICE CENTER -- Its address and phone number are: P.O. Box 54299, Los Angeles, California 90054-0299; (800) PVA-0628. Correspondence accompanying a payment should be directed to 100 West Washington Street, Phoenix, Arizona 85003. The Company will notify Owners of any change in address or telephone number.


ANNUITANT -- The natural person on whose life the annuity benefits under a Contract are based.

ANNUITIZATION -- The process by which an Owner converts from the Accumulation Period to the Annuity Period. Upon Annuitization, the Contract is converted from the build-up phase to the phase during which the Owner or other payee(s) receive periodic annuity payments.

ANNUITY DATE -- The date on which annuity payments are to begin.

ANNUITY PERIOD -- The period starting on the Annuity Date.

ANNUITY UNIT -- A unit of measurement which the Company uses to calculate the amount of Variable Annuity payments.

BENEFICIARY(IES) -- The person(s) designated to receive any benefits under a Contract upon the death of the Owner.

CODE -- The Internal Revenue Code of 1986, as amended.

COMPANY -- Anchor National Life Insurance Company, a California corporation.

CONTRACT(S) -- The flexible payment variable annuity contracts offered by this prospectus.

CONTRACT DATE -- The date a Contract is issued.

CONTRACT OWNER(S) OR OWNER(S) -- The person(s) having the privileges of ownership defined in the Contract.

CONTRACT VALUE -- The value under a Contract, equal to the sum of the values of the Owner's interest in the Fixed Account and the Separate Account.

CONTRACT YEAR -- A year starting from the Contract Date in one calendar year and ending on the Contract Date in the succeeding calendar year.


CONTRIBUTION YEAR -- With respect to a given Purchase Payment, a year starting from the date of the Purchase Payment in one calendar year and ending on the day before the anniversary of such date in the succeeding calendar years. The Contribution Year in which a Purchase Payment is made is "Contribution Year 0," subsequent Contribution Years are successively numbered beginning with Contribution Year 1.


DUE PROOF OF DEATH -- (1) A certified copy of a death certificate; or (2) a certified copy of a decree of a court of competent jurisdiction as to the finding of death; or (3) a written statement by a medical doctor who attended the deceased at the time of death; or (4) any other proof satisfactory to the Company.

FIXED ANNUITY -- A series of payments made during the Annuity Period to a payee under a Contract that are fixed in amount.

GENERAL ACCOUNT -- The Company's general investment account which contains all the assets of the Company, with the exception of the Separate Account and other segregated asset accounts.

GUARANTEE RATE -- The interest rate in effect for a particular allocation to the General Account.

LATEST ANNUITY DATE -- The first day of the month following the 85th birthday of the Annuitant. In the case of Contracts issued in connection with Qualified Plans, the Code generally requires that a minimum distribution be taken by April 1 of the calendar year following the calendar year in which the Owner attains age 70 1/2. Accordingly, the Company may require an Owner in a Qualified Plan to annuitize prior to such date unless the Owner demonstrates that the minimum distribution is otherwise being made.

NONQUALIFIED PLAN -- A retirement plan which does not receive favorable tax treatment under Sections 401, 403(b), 408 or 457 of the Code.

PORTFOLIO -- A subdivision of the Separate Account invested wholly in shares of one of the investment series of the Trust.

PURCHASE PAYMENTS -- Amounts paid to the Company by a Contract Owner.

QUALIFIED PLAN -- A retirement plan which receives favorable tax treatment under Sections 401, 403(b), 408 or 457 of the Code.

SEPARATE ACCOUNT -- A segregated investment account of the Company entitled "Variable Annuity Account Three."


TRUST -- The Pacifica Variable Trust, an open-end management investment company.


UNDERLYING FUND(S) -- The underlying series of the Trust in which the Portfolios invest.

VALUATION DATE -- Each day the New York Stock Exchange is open for business.

VALUATION PERIOD -- The period commencing at the close of normal trading on the New York Stock Exchange ("NYSE") (currently 4:00 p.m. Eastern time) on each Valuation Date and ending at the close of normal trading on the NYSE on the next succeeding Valuation Date.

VARIABLE ANNUITY -- A series of payments made during the Annuity Period which vary in amount in accordance with the investment experience of the Portfolios to which Contract Values have been allocated.

WITHDRAWAL CHARGE -- The contingent deferred sales charge assessed against certain withdrawals.

WITHDRAWAL VALUE -- Contract Value, minus any Contract Administration Charge, any premium tax payable, and any applicable Withdrawal Charge.

--------------------------------------------------------------------------------

                                    SUMMARY
--------------------------------------------------------------------------------

     This prospectus describes the uses and objectives of the Contracts, their costs, and the rights and privileges of the Owner. It also contains information about the Company, the General Account, the Separate Account and its Portfolios, and the Underlying Funds in which the Portfolios invest. We urge you to read it carefully and retain it and the prospectus for the Trust for future reference. (The prospectus for the Trust is attached to and follows this prospectus).

WHAT IS THE CONTRACT?

     The Contract offered is a tax deferred annuity which provides fixed benefits, variable benefits or a combination of both. Individuals wishing to purchase a Contract must complete an application and provide an initial Purchase Payment which will be sent to the Company at its Annuity Service office or in such other manner as deemed acceptable to the Company. The minimum and maximum of Purchase Payments vary depending upon the type of Contract purchased. (See "Minimum Purchase Payment," page 19).

WHAT IS THE DIFFERENCE BETWEEN A VARIABLE ANNUITY AND A FIXED ANNUITY?

     The Contract has appropriate provisions relating to variable and fixed accumulation values and variable and fixed annuity payments. A Variable Annuity and a Fixed Annuity have certain similarities. Both provide that Purchase Payments, less certain deductions, will be accumulated prior to the Annuity Date. After the Annuity Date, annuity payments will be made to a designated payee (normally, the Owner), for the life of the Annuitant or a period certain or a combination thereof. The Company assumes mortality and expense risks under the Contracts, for which it receives certain compensation.

     The most significant difference between a Variable Annuity and a Fixed Annuity is that under a Variable Annuity, all investment risk before and after the Annuity Date is assumed by the Owner or other payee; the amounts of the annuity payments vary with the investment performance of the Portfolios of the Separate Account selected by the Owner. Under a Fixed Annuity, in contrast, the investment risk after the Annuity Date is assumed by the Company and the amounts of the annuity payments do not vary. In the case of amounts allocated to the General Account prior to the Annuity Date, the Owner bears the risk that the Guarantee Rate to be credited on amounts allocated to the General Account may not exceed the minimum guaranteed rate of 3%.

HOW MAY PURCHASE PAYMENTS BE ALLOCATED?

     Purchase Payments for the Contracts may be allocated pursuant to instructions in the application to one or more Portfolios of the Separate Account, and/or to the Company's General Account. The Separate Account invests in shares of the following Underlying Funds (see "Separate Account Investments," page 11):


* EMERGING GROWTH

* EQUITY VALUE
* BALANCED

* INTERMEDIATE BOND

* MONEY MARKET

     Purchase Payments allocated to the General Account will earn interest at the Guarantee Rate then being offered by the Company for a one year period beginning on the date amounts are allocated to it. (See "General Account," page
12).


     Prior to the Annuity Date, transfers may be made among the Portfolios and/or the General Account. Fifteen transfers are permitted before a transfer fee will be assessed. (See "Purchases, Withdrawals and Contract
Value -- Transfer During Accumulation Period," page 20).


MAY WITHDRAWALS BE MADE BEFORE ANNUITIZATION?

     Except as explained below, Contract Value may be withdrawn at any time during the Accumulation Period. In addition to potential losses due to investment risks, withdrawals may be reduced by a Withdrawal Charge, and a penalty tax and income tax may apply. Contracts in connection with

Qualified Plans may be subject to additional withdrawal restrictions imposed by the plan. Earnings under a Contract may be withdrawn at any time during such period free of a Withdrawal Charge but may be subject to a penalty tax and income tax. Alternatively, there is a free withdrawal amount which applies to the first withdrawal during a Contract Year after the first Contract Year. (See "Contract Charges -- Sales Charges -- Withdrawal Charge," page 16). Certain Owners of Nonqualified Plan Contracts and Contracts issued in connection with Individual Retirement Annuities ("IRAs") may choose to withdraw amounts which in the aggregate add up to 10% of their Purchase Payments annually pursuant to a systematic withdrawal program without charge. (See "Purchases, Withdrawals and Contract Value -- Withdrawals (Redemptions) -- Systematic Withdrawal Program," page 23.) Withdrawals are taxable and a 10% federal tax penalty may apply to withdrawals before age 59 1/2.

     Owners should consult their own tax counsel or other tax adviser regarding any withdrawals or distributions.

CAN I EXAMINE THE CONTRACT?

     The Contract Owner may return the Contract to the Company within 10 days (or longer period if required by state law) after it is received by delivering or mailing it to the Company's Annuity Service Center. If the Contract is returned to the Company, it will be terminated and, unless otherwise required by state law, the Company will pay the Owner an amount equal to the Contract Value represented by the Contract on the date it is mailed or delivered to the Company.

WHAT ARE THE CHARGES AND DEDUCTIONS UNDER A CONTRACT?


     A mortality and expense risk charge is assessed daily against the assets of each Portfolio at an annual rate of 1.25%. A distribution expense charge is assessed daily against the assets of each Portfolio at an annual rate of 0.15%. The Contracts also provide for certain deductions and charges, including a contract administration charge of $30 annually, which is guaranteed not to increase. The Contract permits up to 15 free transfers each Contract Year, after which point a $25 transfer fee ($10 in Texas) is applicable to each subsequent transfer. Additionally, a Withdrawal Charge may be assessed against the Contract Value during the first seven Contribution Years (7%-6%-5%-4%-3%-2%-1%) when a withdrawal is made. (See "Contract Charges," page 15.)


DOES THE CONTRACT PAY ANY DEATH BENEFITS?

     A Death Benefit is provided in the event of the death of the Owner during the Accumulation Period. The Death Benefit is equal to the greater of: (1) the Contract Value upon receipt of Due Proof of Death; or (2) the total of Purchase Payments made prior to the death of the Owner, minus any partial withdrawals or partial annuitizations and premium taxes incurred; or (3) if the Owner was less than age 70 on the Contract Date, after the seventh Contract Year, the Contract Value on the seventh Contract anniversary, plus any Purchase Payments made thereafter, and minus any partial withdrawals or partial annuitizations and premium taxes incurred since that date. (See "Description of the Contracts -- Death Benefit," page 19.)

WHAT ARE THE AVAILABLE ANNUITY OPTIONS UNDER THE CONTRACT?


     There are five available annuity options under the Contract. They include an annuity for life, a joint and survivor annuity, a joint and survivor life annuity with 120 monthly payments guaranteed, a life annuity with 120 or 240 monthly payments guaranteed and monthly payments for a specified number of years. The Annuity Date may not be deferred beyond an Owner's 85th birthday. If a Contract Owner does not elect otherwise, monthly annuity payments generally will be made under the fourth option to provide a life annuity with 120 monthly payments certain. (See "Annuity Period -- Annuity Options," page 24.)


DOES THE OWNER HAVE ANY VOTING RIGHTS UNDER THE CONTRACT?

     Owners will have the right to vote on matters affecting the Underlying Funds to the extent that proxies are solicited by the Trust. If the Owner does not vote, the Company will vote such interests in the same proportion as it votes shares for which it has received instructions. (See "Separate Account Investments -- Voting Rights," page 14.)

--------------------------------------------------------------------------------

                                   FEE TABLES
--------------------------------------------------------------------------------

                           OWNER TRANSACTION EXPENSES

WITHDRAWAL CHARGE (AS A PERCENTAGE OF PURCHASE PAYMENTS):

    CONTRIBUTION YEAR
      Zero..............................................................................................      7%
      One...............................................................................................      6%
      Two...............................................................................................      5%
      Three.............................................................................................      4%
      Four..............................................................................................      3%
      Five..............................................................................................      2%
      Six...............................................................................................      1%
      Seven and later...................................................................................      0%
ANNUAL CONTRACT ADMINISTRATION CHARGE...................................................................     $30
TRANSFER FEE............................................................................................    $25*
      (applies solely to transfers in excess of fifteen in a Contract Year)

---------------


*$10 in Texas.


The Owner Transaction Expenses apply to the Contract Value allocated to the General Account, as well as the Separate Account.
--------------------------------------------------------------------------------

                        ANNUAL SEPARATE ACCOUNT EXPENSES
                   (AS A PERCENTAGE OF DAILY NET ASSET VALUE)

MORTALITY RISK CHARGE.................................................................................   0.90%
EXPENSE RISK CHARGE...................................................................................   0.35%
DISTRIBUTION EXPENSE CHARGE...........................................................................   0.15%
                                                                                                        ------
      TOTAL EXPENSE CHARGE............................................................................   1.40%
                                                                                                         =====

---------------

                             ANNUAL TRUST EXPENSES*
                    (AS A PERCENTAGE OF AVERAGE NET ASSETS):


                                                                                                           TOTAL ANNUAL
                                                      ADVISORY FEE   ADMINISTRATION FEE   OTHER EXPENSES     EXPENSES
                                                      ------------   ------------------   --------------   ------------
Emerging Growth.....................................      .75%               .05                .40            1.20%
Equity Value........................................      .75%               .05                .40            1.20%
Balanced............................................      .75%               .05                .40            1.20%
Intermediate Bond...................................      .65%               .05                .40            1.10%
Money Market........................................      .60%               .05                .40            1.05%


---------------

*The Trust has no prior operating history. The estimated Advisory and Administration Fees are based on the initial level of fees to be paid under the investment advisory and administration agreements. "Other Expenses" is based on estimated amounts for the current fiscal year.

--------------------------------------------------------------------------------

                                    EXAMPLES
--------------------------------------------------------------------------------


                                                   IF YOU SURRENDER YOUR CONTRACT       IF YOU DO NOT SURRENDER YOUR
                                                   AT THE END OF THE APPLICABLE         CONTRACT: You would pay the
                                                   TIME PERIOD: You would pay the       following expenses on a $1,000
                                                   following expenses on a $1,000       investment, assuming a 5% an-
                                                   investment, assuming a 5%            nual return on assets:
                                                   annual return on assets:
                                                   1 Year     3 Years                   1 Year     3 Years
Emerging Growth                                    $97      $134                        $27       $84
Equity Value                                       $97      $134                        $27       $84
Balanced                                           $97      $134                        $27       $84
Intermediate Bond                                  $96      $131                        $26       $81
Money Market                                       $96      $129                        $26       $79


---------------

1. The purpose of the foregoing table and examples is to assist an investor in understanding the various costs and expenses that he or she will bear directly or indirectly by investing in the Separate Account. The Owner Transaction Expenses at the beginning of the Fee Tables are applicable to Contract Value allocated to the General Account as well as to the Separate Account. However, the balance of the fee tables, and the Examples, apply only to investments in the Separate Account. The table reflects expenses of the Separate Account as well as the Underlying Funds. For additional information see "Contract Charges," beginning on page 15 of this prospectus; see also the sections relating to management of the Underlying Funds in the Trust prospectus. The examples do not illustrate the tax consequences of surrendering a Contract.


2. The examples assume that there were no transactions which would result in the imposition of the transfer fee. The amount of the transfer fee is $25 ($10 in Texas), except that the first 15 transfers per Contract Year are not subject to a fee. (See "Administrative Charges -- Transfer Fee," page 15). Premium taxes are not reflected. (See "Contract Charges -- Premium Taxes," page 17).


3. NEITHER THE FEE TABLES NOR THE EXAMPLES ARE REPRESENTATIONS OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

--------------------------------------------------------------------------------

                        CONDENSED FINANCIAL INFORMATION
                            ACCUMULATION UNIT VALUES
--------------------------------------------------------------------------------

NOTE: AS OF THE DATE OF THIS PROSPECTUS, THE SALE OF CONTRACTS HAD NOT COMMENCED, AND THE PORTFOLIOS HAD NO ASSETS. THEREFORE, NO CONDENSED FINANCIAL INFORMATION WITH RESPECT TO THE SEPARATE ACCOUNT IS PRESENTED IN THE PROSPECTUS.

--------------------------------------------------------------------------------

                                PERFORMANCE DATA
--------------------------------------------------------------------------------

     From time to time the Separate Account may advertise the Money Market Portfolio's "yield" and "effective yield." Both yield figures are based on historical earnings and are not intended to indicate future performance. The "yield" of the Money Market Portfolio refers to the net income generated for a Contract funded by an investment in the Portfolio (which invests in shares of the Money Market Portfolio of the Trust) over a seven-day period (which period will be stated in the advertisement). This income is then "annualized." That is, the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment. The "effective yield" is calculated similarly but, when annualized, the income earned by an investment in the Portfolio is assumed to be reinvested at the end of each seven-day period. The "effective yield" will be slightly higher than the "yield" because of the compounding effect of this assumed reinvestment. Neither the yield nor the effective yield takes into consideration the effect of any capital changes that might have occurred during the seven-day period, nor do they reflect the impact of premium taxes or any Withdrawal Charges. The impact of other recurring charges on both yield figures is, however, reflected in them to the same extent it would affect the yield (or effective yield) for a Contract of average size.

     In addition, the Separate Account may advertise "total return" data for its other Portfolios. Like the yield figures described above, total return figures are based on historical data and are not intended to indicate future performance. The "total return" is a computed rate of return that, when compounded annually over a stated period of time and applied to a hypothetical initial investment in a Portfolio made at the beginning of the period, will produce the same Contract Value at the end of the period that the hypothetical investment would have produced over the same period (assuming a complete redemption of the Contract at the end of the period). Recurring Contract charges are reflected in the total return figures in the same manner as they are reflected in the yield data for Contracts funded through the Money Market Portfolio. The effect of applicable Withdrawal Charges due to the assumed redemption will be reflected in the return figures, but may be omitted in additional return figures given for comparison.

     The Separate Account may also advertise an annualized 30-day (or one month) yield figure for Portfolios other than the Money Market Portfolio. These yield figures are based upon the actual performance of the Portfolio over a 30-day (or one month) period ending on a date specified in the advertisement. Like the total return data described above, the 30-day (or one month) yield data will reflect the effect of all recurring Contract charges (but will not reflect any Withdrawal Charges or premium taxes). The yield figure is derived from net investment gain (or loss) over the period expressed as a fraction of the investment's value at the end of the period.

     For a more complete description of Contract charges, see "Contract Charges," beginning on page 15. More detailed information on the computation of advertised performance data for the Separate Account is contained in the Statement of Additional Information.

--------------------------------------------------------------------------------

              DESCRIPTION OF THE COMPANY AND THE SEPARATE ACCOUNT
--------------------------------------------------------------------------------

COMPANY


     The Company is a stock life insurance company organized under the laws of the state of California in April 1965. Its legal domicile and principal business address is 1 SunAmerica Center, Los Angeles, California 90067-6022. The Company is a wholly owned subsidiary of SunAmerica Life Insurance Company, an Arizona corporation, which is wholly owned by SunAmerica Inc.



     The Company and its affiliates, SunAmerica Life Insurance Company, First SunAmerica Life Insurance Company, SunAmerica Asset Management Corp., Imperial Premium Finance, Inc., Resources Trust Company and two broker-dealers, offer a full line of financial services, including fixed and variable annuities, mutual funds, premium finance and trust administration services. As of September 30, 1995, the Company had $7.78 billion in assets while SunAmerica Inc., the Company's ultimate parent, together with its subsidiaries, held $28.39 billion of assets, consisting of $16.84 billion of assets owned, $2.13 billion of assets managed in mutual funds and private accounts and $9.42 billion under custody in retirement trust accounts.



     The Company may from time to time publish in advertisements, sales literature and reports to Owners, the ratings and other information assigned to it by one or more independent rating organizations such as A.M. Best Company ("A.M. Best"), Moody's Investors Service, Inc. ("Moody's"), Standard & Poor's Insurance Rating Services ("Standard & Poor's"), and Duff & Phelps. A.M. Best's and Moody's ratings reflect their current opinion on the relative financial strength and operating performance of an insurance company in comparison to the norms of the life/health insurance industry. Standard & Poor's and Duff & Phelps provide ratings which measure the claims-paying ability of insurance companies. These ratings are opinions about an operating insurance company's financial capacity to meet the obligations of its insurance policies in accordance with their terms. Claims-paying ability ratings do not refer to an insurer's ability to meet non-policy obligations (i.e., debt/commercial paper). These ratings do not apply to the Separate Account. However, the contractual obligations under the Contracts are the general corporate obligations of the Company.


     The Company is admitted to conduct life insurance and annuity business in the District of Columbia and in all states except New York. The Contract will be available in a limited number of jurisdictions in which the Company is admitted to conduct annuity business. The Contracts offered by this prospectus are issued by the Company and will be funded in the Separate Account as well as the Company's General Account.

SEPARATE ACCOUNT

     Variable Annuity Account Three was originally established by the Company on May 24, 1994, pursuant to the provisions of California law, as a segregated asset account of the Company. The Separate Account meets the definition of a "separate account" under the federal securities laws and is registered with the Securities and Exchange Commission as a unit investment trust under the Investment Company Act of 1940. This registration does not involve supervision of the management of the Separate Account or the Company by the Securities and Exchange Commission.

     The assets of the Separate Account are the property of the Company. However, the assets of the Separate Account, equal to its reserves and other contract liabilities, are not chargeable with liabilities arising out of any other business the Company may conduct.


     Income, gains and losses, whether or not realized, from assets allocated to the Separate Account are credited to or charged against the Separate Account without regard to other income, gains or losses of the Company.


     The Separate Account is divided into Portfolios, with the assets of each Portfolio invested in the shares of one of the Underlying Funds. The Company does not guarantee the investment performance of the Separate Account, its Portfolios or the Underlying Funds. Values allocated to the Separate Account and the amount of Variable Annuity payments will vary with the values of shares of the Underlying Funds, and are also reduced by Contract charges.

     The basic objective of a Variable Annuity contract is to provide Variable Annuity payments which will be to some degree responsive to changes in the economic environment, including inflationary forces and changes in rates of return available from various types of investments. The Contract is designed to seek to accomplish this objective by providing that Variable Annuity payments will reflect the investment performance of the Separate Account with respect to amounts allocated to it both before and after the Annuity Date. Since the Separate Account is always fully invested in shares of the Underlying Funds, its investment performance reflects the investment performance of those entities. The values of such shares held by the Separate Account fluctuate and are subject to the risks of changing economic conditions as well as the risk inherent in the ability of the Underlying Funds' management to make necessary changes in their portfolios to anticipate changes in economic conditions. Therefore, the Owner bears the entire investment risk that the basic objectives of the Contract may not be realized, and that the adverse effects of inflation may not be lessened. There can be no assurance that the aggregate amount of Variable Annuity payments will equal or exceed the Purchase Payments made for the reasons described above, or because of the premature death of an Annuitant.

     Another important feature of the Contract related to its basic objective is the Company's promise that the dollar amount of Variable Annuity payments made during the lifetime of the Annuitant will not be adversely affected by the actual mortality experience of the Company or by the actual expenses incurred by the Company in excess of expense deductions provided for in the Contract (although the Company does not guarantee the amounts of the Variable Annuity payments).

--------------------------------------------------------------------------------

                                GENERAL ACCOUNT
--------------------------------------------------------------------------------

     THAT PORTION OF THE CONTRACT RELATING TO ALLOCATIONS TO THE GENERAL ACCOUNT IS NOT REGISTERED UNDER THE SECURITIES ACT OF 1933 (THE "ACT") OR AS AN INVESTMENT COMPANY UNDER THE INVESTMENT COMPANY ACT OF 1940 (THE "1940 ACT"). ACCORDINGLY, THIS PORTION OF THE CONTRACT IS NOT SUBJECT TO THE PROVISIONS OR RESTRICTIONS OF THE ACT OR THE 1940 ACT, AND THE DISCLOSURE CONTAINED HEREIN RELATING THERETO HAS NOT BEEN REVIEWED BY THE STAFF OF THE SECURITIES AND EXCHANGE COMMISSION. THE FOLLOWING DISCLOSURE ABOUT THE GENERAL ACCOUNT MAY BE SUBJECT TO CERTAIN GENERALLY APPLICABLE PROVISIONS OF THE FEDERAL SECURITIES LAWS REGARDING THE ACCURACY AND COMPLETENESS OF DISCLOSURE.

     The General Account is made up of all of the general assets of the Company other than those allocated to the Separate Account or any other segregated asset account of the Company. Purchase Payments may be allocated to the General Account. In addition, all or part of the Contract Value may be transferred from the Separate Account to the General Account as described under "Purchases, Withdrawals and Contract Value -- Transfer During Accumulation Period," and "Annuity Period -- Transfer During Annuity Period," page 26. Amounts allocated to the General Account will earn interest for one year at the Guarantee Rate set by the Company and in effect at the time the amounts are thus applied. The Company guarantees that the Guarantee Rate will be at least 3% but Owners bear the risk that the Guarantee Rate may not exceed this guaranteed minimum. The Guarantee Rate may change from time to time due to changes in market conditions or other factors. However, the Guarantee Rate in effect at the time amounts are allocated to the General Account will not change during the one year period. THE COMPANY'S OBLIGATION TO PAY INTEREST AT THE GUARANTEE RATE IS NOT AFFECTED BY THE PERFORMANCE OF THE COMPANY'S GENERAL ACCOUNT INVESTMENTS.

     Amounts allocated or transferred to the General Account may be transferred from the General Account at any time prior to the Annuity Date. If the Company does not receive transfer instructions from the Owner within 30 days after the anniversary date of an initial allocation to the General Account, the Company will assume reallocation in the General Account at the then current Guarantee Rate.

     General Account assets are available to fund the claims of all classes of customers of the Company, as well as of its creditors. Accordingly, all of the Company's assets held in the General Account will be available to fund the Company's obligations under the Contracts as well as such other claims. The Company will invest the assets of the General Account in the manner chosen by the Company and allowed by applicable state laws regarding the nature and quality of investments that may be made by life insurance companies and the percentage of their assets that may be committed to any particular type of investment. In general, these laws permit investments, within specified limits and subject to certain qualifications, in federal, state and municipal obligations, corporate bonds, preferred and common stocks, real estate mortgages, real estate and certain other investments.

--------------------------------------------------------------------------------

                          SEPARATE ACCOUNT INVESTMENTS
--------------------------------------------------------------------------------

UNDERLYING FUNDS


     Each of the Portfolios of the Separate Account invests in the shares of one of the five following Underlying Funds, which are investment series of Pacifica Variable Trust, an open-end management investment company registered under the Investment Company Act of 1940:



                                  * EMERGING GROWTH

                                  * EQUITY VALUE
                                  * BALANCED

                                  * INTERMEDIATE BOND

                                  * MONEY MARKET


     First Interstate Capital Management, Inc. (the "Adviser") is the investment adviser for each of the Underlying Funds. Its headquarters are at 7501 E. McCormick Parkway, Scottsdale, Arizona 85258. As investment adviser to the Underlying Funds, the Adviser makes investment decisions subject to such policies as the Board of Trustees of the Trust may determine. First Interstate Bank of California (the "Custodian"), 707 Wilshire Boulevard, Los Angeles, California 90017, serves as Custodian for the Underlying Funds. The Custodian's responsibilities include safeguarding and controlling the Underlying Funds' cash and securities, handling the receipt and delivery of securities, determining income and collecting interest on investments, maintaining books of original entry and other required books and accounts, and calculating daily net asset values. Furman Selz, Incorporated ("Furman Selz") will act as administrator of each of the Underlying Funds. Its headquarters are at 237 Park Avenue, New York, New York 10017. As administrator of the Underlying Funds, Furman Selz provides certain services including coordinating relationships with independent contractors and agents, preparing for signature by officers and filing of certain documents, preparing financial statements, arranging for the maintenance of books and records, and providing office facilities.


     A summary description, including its investment objective, of the Underlying Funds in which the Portfolios invest is as follows:


     EMERGING GROWTH PORTFOLIO seeks to maximize long-term capital appreciation by investing primarily in common stocks of medium-sized domestic and foreign companies, although the Portfolio may invest in larger or smaller size companies which show strong growth prospects. In addition, the Portfolio may also invest in preferred stocks, lower-rated convertible securities, common stock warrants and up to 10% of its net assets in securities issued by foreign companies.

     EQUITY VALUE PORTFOLIO seeks long-term capital appreciation by investing primarily in common stocks of domestic and foreign companies, but the Portfolio may also invest in preferred stocks, high grade securities convertible into common stocks, warrants and up to 10% of its net assets in securities issued by foreign companies. The Portfolio will typically invest at least 65% of its total assets in common stocks or securities convertible into common stocks.


     BALANCED PORTFOLIO seeks both capital appreciation and current income resulting in a high total investment return. The Portfolio will invest in both securities and debt instruments. Debt instruments may include commercial paper, rated A-2 or better by Standard & Poor's or Prime-2 or better by Moody's, corporate debt securities rated BBB or better by Standard & Poor's or Baa or better by Moody's, and mortgage- and asset-backed securities rated AA or better by Standard & Poor's or Aa or better by Moody's.



     INTERMEDIATE BOND PORTFOLIO seeks a high level of current income consistent with the preservation of capital and maintenance of liquidity through investment in a broad range of investment grade debt instruments.


     MONEY MARKET PORTFOLIO seeks high current income and stability of principal by investing exclusively in money market instruments which have remaining maturities not exceeding 13 months and in certain repurchase agreements.

     DETAILED INFORMATION ABOUT THE UNDERLYING FUNDS IS CONTAINED IN THE ACCOMPANYING CURRENT PROSPECTUS OF THE TRUST. AN INVESTOR SHOULD CAREFULLY REVIEW THE PROSPECTUS BEFORE ALLOCATING AMOUNTS TO BE INVESTED IN THE PORTFOLIOS OF THE SEPARATE ACCOUNT.


     There is no assurance that the investment objective of any of the Underlying Funds will be met. Owners bear the complete investment risk for Purchase Payments allocated to a Portfolio. Contract Values will fluctuate in accordance with the investment performance of the Portfolio(s) to which Purchase Payments are allocated, and in accordance with the imposition of the fees and charges assessed under the Contracts. Shares of the Trust are currently issued and redeemed only in connection with investments in, and payments under, the Contracts to be sold by the Company.


VOTING RIGHTS

     To the extent required by applicable law, the Company will vote the shares of the Underlying Funds held in the Separate Account at meetings of the shareholders of the Trust in accordance with instructions received from persons having the voting interest in the corresponding Portfolios. The Company will vote shares for which it has not received instructions in the same proportion as it votes shares for which it has received instructions. The Underlying Funds do not hold regular meetings of shareholders.

     The number of shares which a person has a right to vote will be determined as of a date to be chosen by the Trust not more than 60 days prior to the meeting of the respective Underlying Fund's shareholders. Voting instructions will be solicited by written communication in advance of such meeting. Except as may be limited by the terms of the retirement plan pursuant to which the Contract was issued, the person having such voting rights will be the Owner before the Annuity Date; thereafter the payee entitled to receive payments under the Contract.

SUBSTITUTION OF SECURITIES

     If the shares of any of the Underlying Funds should no longer be available for investment by the Separate Account or if, in the judgment of the Company's Board of Directors, further investment in the shares of an Underlying Fund is no longer appropriate in view of the purposes of the Contract, the Company may substitute shares of another open-end management investment company (or series thereof) for Underlying Fund shares already purchased and/or to be purchased in the future by Purchase Payments under the Contract. No such substitution of securities may take place without prior approval of the Securities and Exchange Commission and under such requirements as the Commission may impose.

--------------------------------------------------------------------------------

                                CONTRACT CHARGES
--------------------------------------------------------------------------------

     As is more fully described below, charges under the Contract offered by this prospectus are assessed in three ways: (1) as deductions for administrative expenses and, if applicable, for premium taxes; (2) as charges against the assets of the Separate Account for the assumption of mortality and expense risks and as distribution expense charges; and (3) as Withdrawal Charges (contingent deferred sales charges). In addition, certain deductions are made from the assets of the Underlying Funds for investment management fees and expenses; those fees and expenses are described in the prospectus for the Trust.

MORTALITY AND EXPENSE RISK CHARGE

     The Company deducts a Mortality and Expense Risk Charge from each Portfolio during each Valuation Period. The aggregate Mortality and Expense Risk Charge is equal, on an annual basis, to 1.25% of the net asset value of each Portfolio (approximately 0.90% is for mortality risks and approximately 0.35% is for expense risks). The Mortality and Expense Risk Charge is assessed during both the Accumulation Period and the Annuity Period; however, it is not applied to Contract Values allocated to the General Account.


     The mortality risks assumed by the Company arise from its contractual obligations: (1) to make annuity payments after the Annuity Date for the life of the Annuitant(s); (2) to pay a Death Benefit if the Contract Owner dies during the Accumulation Period; and (3) to waive the Withdrawal Charge in the event of the death of the Owner. The expense risk assumed by the Company is that the costs of administering the Contracts and the Separate Account will exceed the amount received from the Contract Administration Charge. (See "Administrative Charges" below.) The mortality and expense risk charges are guaranteed by the Company and cannot be increased.


ADMINISTRATIVE CHARGES

     CONTRACT ADMINISTRATION CHARGE

     An annual Contract Administration Charge of $30 is charged against each Contract. The amount of this charge is guaranteed and cannot be increased by the Company. This charge reimburses the Company for expenses incurred in establishing and maintaining records relating to a Contract. The Contract Administration Charge will be assessed on each anniversary of the Contract Date that occurs on or prior to the Annuity Date. In the event that a total surrender of Contract Value is made, the Charge will be assessed as of the date of surrender without proration. This charge is not assessed during the Annuity Period.

     The total Contract Administration Charge is allocated between the Portfolios and the General Account in proportion to the respective Contract Values similarly allocated. The Contract Administration Charge is at cost with no margin included for profit.

     TRANSFER FEE


     In general, a transfer fee of $25 ($10 in Texas) is assessed on each transaction effecting transfer(s) from Portfolio(s) to other Portfolio(s), from Portfolio(s) to the General Account, and from the General Account to Portfolio(s). However, the first fifteen such transactions effecting transfer(s) in any Contract Year are permitted without the imposition of the transfer fee, which will be assessed on the sixteenth and each subsequent transaction within the Contract Year.


     This fee will be deducted from Contract Values which remain in the Portfolio(s) (or, where applicable, the General Account) from which the transfer was made. If such remaining Contract Value is insufficient to pay the transfer fee, then the fee will be deducted from transferred Contract Values. The transfer fee is at cost with no margin included for profit.

SALES CHARGES

     WITHDRAWAL CHARGE

     Federal tax law places a number of constraints on withdrawals from annuity contracts. Subject to those limitations, the Contract Value may be withdrawn at any time during the Accumulation Period. Owners should consult their own tax counsel or other tax advisers regarding any withdrawals. (See "Taxes -- Tax Treatment of Withdrawals," page 31.)

     A contingent deferred sales charge, which is referred to as the Withdrawal Charge, may be imposed upon certain withdrawals. Withdrawal Charges will vary in amount depending upon the Contribution Year of the purchase payment at the time of withdrawal in accordance with the Withdrawal Charge table shown below.

                            WITHDRAWAL CHARGE TABLE

                                                                 APPLICABLE WITHDRAWAL
                           CONTRIBUTION YEAR                       CHARGE PERCENTAGE
        -------------------------------------------------------  ---------------------
        Zero...................................................            7%
        First..................................................            6%
        Second.................................................            5%
        Third..................................................            4%
        Fourth.................................................            3%
        Fifth..................................................            2%
        Sixth..................................................            1%
        Seventh and later......................................            0%

     The Withdrawal Charge is deducted from remaining Contract Value so that the actual reduction in Contract Value as a result of the withdrawal will be greater than the withdrawal amount requested and paid. For purposes of determining the Withdrawal Charge, withdrawals will be allocated first to investment income, if any (which may generally be withdrawn free of Withdrawal Charge), and then to Purchase Payments on a first-in, first-out basis so that all withdrawals are allocated to Purchase Payments to which the lowest (if any) Withdrawal Charge applies.


     Purchase Payments that are no longer subject to the Withdrawal Charge (and not previously withdrawn) plus earnings may be withdrawn free of Withdrawal Charges at any time.


     In addition, for the first withdrawal during a Contract Year after the first Contract Year no Withdrawal Charge is applied to that part of the withdrawal which does not exceed the greater of (a) earnings in the Contract or
(b) the Free Corridor. The Free Corridor amount is equal to 10% of Purchase Payments made more than one year prior to the date of withdrawal that remain subject to the Withdrawal Charge and that have not previously been withdrawn. The portion of a withdrawal which exceeds the sum of earnings in the Contract and premiums which are both no longer subject to a Withdrawal Charge and not yet withdrawn is assumed to be a withdrawal against future earnings. Although amounts withdrawn free of a Withdrawal Charge reduce principal, they do not reduce Purchase Payments for purposes of calculating the Withdrawal Charge. As a result, an Owner will not receive the benefit of a free withdrawal in a full surrender.

     If the withdrawal request does not specify from which Portfolio(s) (or General Account if applicable) the withdrawal is to be made, the request will be processed by reducing the Contract Values in each category in proportion to their allocations, including any allocations to the General Account.

     The Company will waive the Withdrawal Charge on any withdrawal necessary to satisfy the minimum distribution requirements of the Code or upon payment of a death benefit. In addition, where legally permitted, the Withdrawal Charge may be eliminated when a Contract is issued to an officer, director or employee of the Company or its affiliates or to a trustee of one of the Underlying Funds.

     For Contracts issued with an appropriate endorsement, if the Owner is confined to a nursing care facility (as defined in the endorsement) for sixty
(60) consecutive days or longer, the Company will also waive the Withdrawal Charge on certain withdrawals prior to the Annuity Date. Such confinement must begin after the Contract Date and the Company must receive satisfactory written evidence of such confinement. The Company will waive the Withdrawal Charge under the endorsement only for withdrawals made during such confinement or within ninety (90) days after the confinement ends. The endorsement is not available in all states. Owners should contract the Company or the financial representative from which this prospectus was obtained as to the availability of this endorsement.


     The amounts obtained from the Withdrawal Charge will be used to pay sales commissions and other promotional or distribution expenses associated with the marketing of the Contracts. To the extent that the Withdrawal Charge is insufficient to cover all sales commissions and other promotional or distribution expenses, the Company may use any of its corporate assets, including potential profit which may arise from the Mortality and Expense Risk Charge and the Distribution Expense Charge, to make up any difference.

     DISTRIBUTION EXPENSE CHARGE

     The Company deducts a Distribution Expense Charge from each Portfolio during each Valuation Period which is equal, on an annual basis, to 0.15% of the net asset value of the Portfolio. This charge is designed to compensate the Company for assuming the risk that the cost of distributing the Contracts will exceed the revenues from the Withdrawal Charge (a contingent deferred sales charge). The staff of the Securities and Exchange Commission considers the Distribution Expense Charge to constitute a sales charge for purposes of the Investment Company Act of 1940. In no event will this charge be increased. Moreover, the sum of all Withdrawal Charges described above and the Distribution Expense Charges assessed will at no time exceed 9% of all Purchase Payments previously made. The Distribution Expense Charge is assessed during both the Accumulation Period and the Annuity Period; however, it is not applied to Contract Values allocated to the General Account.

PREMIUM TAXES


     Premium taxes or other taxes payable to a state or other governmental entity will be charged against the Contract Values. Some states assess premium taxes at the time Purchase Payments are made; others assess premium taxes at the time of surrender or when annuity payments begin. The Company currently intends to deduct premium taxes at the time of surrender, upon death of the Owner or upon annuitization; however, it reserves the right to deduct any premium taxes when incurred. Premium taxes generally range from 0% to 3.5%.


DEDUCTION FOR SEPARATE ACCOUNT INCOME TAXES

     While the Company is not currently maintaining a provision for taxes, the Company has reserved the right to establish such a provision for taxes in the future if it determines, in its sole discretion, that it will incur a tax as a result of the operation of the Separate Account. The Company will deduct for any taxes incurred by it as a result of the operation of the Separate Account whether or not there was a provision for taxes and whether or not it was sufficient. (See "Taxes," page 28.)

OTHER EXPENSES

     The charges and expenses applicable to the various Underlying Funds are borne indirectly by Owners having Contract Values allocated to the Portfolios that invest in the respective Underlying Funds. For a summary of current estimates of those charges and expenses, see "Fee Tables," page 8. For more detailed information about those charges and expenses, please refer to the prospectus for the Trust.

REDUCTION OF CHARGES FOR SALES TO CERTAIN GROUPS

     The Company may reduce the sales and administrative charges on Contracts sold to certain groups of individuals, or to a trustee, employer or other entity representing a group, where it is expected that such sales will result in savings of sales or administrative expenses. The Company determines the eligibility of groups for such reduced charges, and the amount of such reductions for particular groups, by considering the following factors: (1) the size of the group; (2) the total amount of Purchase Payments expected to be received from the group; (3) the nature of the group for which the Contracts are purchased, and the persistency expected in that group; (4) the purpose for which the Contracts are purchased and whether that purpose makes it likely that expenses will be reduced; and (5) any other circumstances which the Company believes to be relevant to determining whether reduced sales or administrative expenses may be expected. None of the reductions in charges for group sales is contractually guaranteed. Such reductions may be withdrawn or modified by the Company on a uniform basis. The Company's reductions in charges for group sales will not be unfairly discriminatory to the interests of any Owners.

--------------------------------------------------------------------------------

                          DESCRIPTION OF THE CONTRACTS
--------------------------------------------------------------------------------

SUMMARY

     The Contracts provide for the accumulation of Contract Values during the Accumulation Period. (See "Purchases, Withdrawals and Contract Value," page 19.) Upon Annuitization, benefits are payable under the Contracts in the form of an annuity, either for the life of the Annuitant or for a fixed number of years. (See "Annuity Period -- Annuity Options," page 24.)

ANNUITANT

     The Annuitant is the person on whose life annuity payments under a Contract depend. The Owner may change the designated Annuitant at any time prior to the Annuity Date. In the case of a Contract issued in connection with a plan qualified under Section 403(b) or 408 of the Code, the Owner is the Annuitant. The Owner may also designate a second person on whose life, together with that of the Annuitant, annuity payments depend. In the case of Qualified Plans, the designated second person is generally required to be the Owner's spouse if the Owner is married. In the event an Annuitant dies prior to the Annuity Date, the Owner must notify the Company and designate a new Annuitant. The Owner must attest to the Annuitant being alive before the Company will annuitize a Contract.

MODIFICATION OF THE CONTRACT

     Only the Company's President, a Vice President or Secretary may approve a change or waive any provisions of the Contract. Any change or waiver must be in writing. No agent has the authority to change or waive the provisions of the Contract.

     The Company reserves the right to change the terms of the Contract as may be necessary to comply with changes in applicable law.

ASSIGNMENT

     Contracts issued pursuant to Nonqualified Plans that are not subject to Title 1 of the Employee Retirement Income Security Act of 1974 ("ERISA") may be assigned by the Owner at any time during the lifetime of the Annuitant prior to the Annuity Date. The Company will not be bound by any assignment until written notice is received by the Company at its Annuity Service Center. The Company is not responsible for the validity, or tax or legal consequences of any assignment. An assignment will not affect any payments the Company may make or actions it may take before it receives notice of the assignment.

     If the Contract is issued pursuant to a Qualified Plan (or a Nonqualified Plan that is subject to Title 1 of ERISA), it may not be assigned, pledged or otherwise transferred except under such conditions as may be allowed under applicable law.

     BECAUSE AN ASSIGNMENT MAY BE A TAXABLE EVENT, CONTRACT OWNERS SHOULD CONSULT COMPETENT TAX ADVISERS SHOULD THEY WISH TO ASSIGN THEIR CONTRACTS.

DEATH BENEFIT

     If the Contract Owner dies during the Accumulation Period, a death benefit will be payable to the Beneficiary upon receipt by the Company of Due Proof of Death of the Owner. The death benefit will be reduced by premium taxes incurred by the Company, if any. Provided the Beneficiary provides a written election to the Company within 60 days of the Company's receipt of Due Proof of Death of the Owner, the Beneficiary may alternatively elect to (i) receive the death benefit in a lump sum payment, (ii) receive the death benefit in the form of one of the annuity options (over the life of the Beneficiary or over a period not extending beyond the life expectancy of the Beneficiary), with payments commencing within one year of the Owner's death, (iii) elect to continue the Contract and receive the entire Contract Value (adjusted for any applicable Withdrawal Charge) within 5 years after the Owner's death, or (iv) if the Owner was the Beneficiary's spouse, elect to continue the Contract in force. If no option is selected within 60 days of the Company's receipt of Due Proof of Death of the Owner, the Company will pay the death benefit in a single lump sum to the Beneficiary.

     The death benefit is equal to the greater of:

          (1) the Contract Value at the end of the Valuation Period during which Due Proof of Death and an election of the type of payment to the Beneficiary is received by the Company, at its Annuity Service Center; or

          (2) the total dollar amount of Purchase Payments made prior to the death of the Owner, minus any partial withdrawals and partial annuitizations; or

          (3) if the Owner was less than age 70 on the Contract Date, after the seventh Contract Year, the Contract Value on the seventh Contract anniversary, plus any Purchase Payments made thereafter, minus any partial withdrawals or partial annuitizations since that date.

BENEFICIARY

     The Owner may designate the Beneficiary(ies) to receive any amount payable on death. The original Beneficiary(ies) will be named in the application. Unless an irrevocable Beneficiary(ies) designation was previously filed, the Owner may change the Beneficiary(ies) prior to the Annuity Date by written request delivered to the Company at its Annuity Service Center. Any change will take effect when recorded by the Company. The Company is not liable for any payment made or action taken before it records the change.

--------------------------------------------------------------------------------

                   PURCHASES, WITHDRAWALS AND CONTRACT VALUE
--------------------------------------------------------------------------------

MINIMUM PURCHASE PAYMENT

     The minimum initial Purchase Payment for Contracts is $2,000 in the case of a Qualified Plan and $5,000 in the case of a Non-Qualified Plan. Minimum subsequent Purchase Payments may be made in amounts of $250 or more ($100 or more if made in connection with an Automatic Payment Plan). The Company reserves the right to refuse any Purchase Payment at any time. Generally, the Company will not issue a Contract under a Non-Qualified Plan to an Owner who is age 85 or older or under a Qualified Plan to an Owner who is age 70 1/2 or older. Purchase Payments of more than $500,000 require prior Company approval.

     AUTOMATIC PAYMENT PLAN

     Owners utilizing automatic bank drafts through the Company's Automatic Payment Plan may make scheduled subsequent Purchase Payments of $100 or more per month. An enrollment form for this program is available through the Company's Annuity Service Center.

     AUTOMATIC DOLLAR COST AVERAGING PROGRAM


     Owners who wish to purchase units of the Portfolios over a period of time may be able to do so through the Dollar Cost Averaging ("DCA") Program. Under the DCA Program, an Owner may authorize the automatic transfer of a fixed dollar amount ($100 minimum) of his or her choice at regular intervals from a source account to one or more of the Portfolios (other than the source account) at the unit values determined on the dates of the transfers. Currently, the General Account and all Portfolios are available as source accounts. However, the Owner must elect to have the transfers exclusively from one source account. The intervals between transfers may be monthly, quarterly, semi-annually or annually, at the option of the Owner. The theory of dollar cost averaging is that, if purchases are made at fluctuating prices, this will have the effect of reducing the aggregate average cost per unit to less than the average of the unit prices on the same purchase dates. However, participation in the DCA Program does not assure the Owner of a greater profit from his or her purchases under the program; nor will it prevent or necessarily alleviate losses in a declining market.



     Another option under the DCA Program is the periodic transfer of a selected percentage of the value of the source account to one of the Portfolios (other than the source account). A third option is to transfer the entire Contract Value in the source account in a stated number of transfers as selected by the Owner. Although the various options under the DCA Program will allow transfers to be made either from the General Account or the Portfolios, the Owner must elect to have the transfers made exclusively from one of these source accounts.



     An Owner may elect to increase, decrease or change the frequency or amount of Purchase Payments under the DCA Program. The Dollar Cost Averaging enrollment form should be sent to the Company at its P.O. Box for correspondence accompanied by payments. The Company reserves the right to modify, suspend or terminate the DCA Program at any time.



ALLOCATION OF PURCHASE PAYMENTS


     Purchase Payments are allocated to the General Account and/or the Portfolio(s) selected by the Owner. Owners making initial Purchase Payments should specify their allocations on the application for a Contract. If the application is in good order, the Company will apply the initial Purchase Payment to the General Account and/or the Portfolio(s), as selected, and credit the Contract with Accumulation Units within two business days of receipt at the Company's P.O. Box for correspondence accompanied by payments. The number of Accumulation Units in a Portfolio attributable to a Purchase Payment is determined by dividing that portion of the Purchase Payment which is allocated to the Portfolio by that Portfolio's Accumulation Unit value as of the end of the Valuation Period when the allocation occurs.

     IF THE APPLICATION DOES NOT SPECIFY AN ALLOCATION, THE APPLICATION IS NOT IN GOOD ORDER. If the application for a Contract is not in good order, for this or any other reason, the Company will attempt to rectify it within five business days of its receipt at the Company's P.O. Box for correspondence accompanied by payments. The Company will credit the initial Purchase Payment within two business days after the application has been rectified. Unless the prospective Owner consents otherwise, the application and the initial Purchase Payment will be returned if the application cannot be put in good order within five business days of such receipt.

     As with initial Purchase Payments, Owners making subsequent Purchase Payments should specify how they want their payments allocated. OTHERWISE, THE COMPANY WILL AUTOMATICALLY PROCESS THE PURCHASE PAYMENT BASED ON THE PREVIOUS ALLOCATION.

TRANSFER DURING ACCUMULATION PERIOD

     During the Accumulation Period, the Owner, or his or her agent, may transfer Contract Values among Portfolios and/or the General Account, by written request or by telephone authorization unless the Owner specifies on the Contract application that telephone transfers are not to be accepted. The Company has in place procedures which are designed to provide reasonable assurance that telephone authorizations are genuine, including tape recording of telephone communications and requesting identifying information. Accordingly, the Company and its affiliates disclaim all liability for any claim, loss or expense resulting from any alleged error or mistake in connection with a telephone transfer which was not properly authorized by the Owner. However, if the Company fails to employ reasonable procedures to ensure that all telephone transfers are properly authorized, the Company may be held liable for such losses. The Company reserves the right to suspend, modify or discontinue at any time and without notice the use of telephone transfers and acceptance of transfer instructions from someone other than the Owner. Telephone calls authorizing transfers must be completed by 4:00 p.m. Eastern time on a Valuation Date in order to be effected at the price determined on such date. Transfer authorizations, whether written or telephone, which are received after 4:00 p.m. Eastern time will be processed as of the next Valuation Date.

     A transfer fee may be assessed (See "Contract Charges -- Transfer Fee," page 15.)

     The minimum partial transfer amount is $100. Also, no partial transfer may be made if the value of the Owner's interest in the Portfolio from which a transfer is being made (or the amount remaining in the General Account, where applicable), would be less than $100 after the transfer. These dollar amounts are subject to change at the Company's option. The Company may waive the minimum partial transfer amount in connection with preauthorized automatic transfer programs.

     Both prior to and after the Annuity Date, Contract Values may be transferred from the Separate Account to the General Account. Any amounts allocated or transferred to the General Account may, however, be transferred from the General Account to the Separate Account only prior to the Annuity Date.

     For transfers from the General Account, see "General Account," page 12. Such transfers are counted against the 15 transfer allowance on free transfers.

SEPARATE ACCOUNT ACCUMULATION UNIT VALUE

     Accumulation Unit value is determined Monday through Friday on each day that the New York Stock Exchange is open for business.

     A separate Accumulation Unit value is determined for each Portfolio. If the Company elects or is required to assess a charge for taxes, a separate Accumulation Unit value may be calculated for Contracts issued in connection with Non-Qualified and Qualified Plans, respectively, within each account.

     The Accumulation Unit value for each Portfolio will vary with the price of a share in the Underlying Fund and in accordance with the Mortality and Expense Risk Charge, Distribution Expense Charge, and any provision for taxes. Assessments of Withdrawal Charges, transfer fees and Contract Administration Charges are made separately for each Contract. They are effected by the redemption of Accumulation Units and do not affect the Accumulation Unit value.

     The Accumulation Unit value of a Portfolio for any Valuation Period is calculated by subtracting (2) from (1) and dividing the result by (3) where:

          (1) is the total value at the end of the Valuation Period of the assets attributable to the Accumulation Units of the Portfolio minus liabilities;

          (2) is the cumulative unpaid charge for the assumption of mortality and expense risks and for the distribution expense; and

          (3) is the number of Accumulation Units outstanding at the end of the Valuation Period.

DISTRIBUTION OF CONTRACTS


     Contracts are sold by registered representatives of broker-dealers who are licensed insurance agents of the Company, either individually or through an incorporated insurance agency. Commissions on initial Purchase Payments paid to registered representatives may vary, but are not anticipated to exceed 7.25% of any Purchase Payment (including any promotional sales incentives). In addition, under certain circumstances and in exchange for lower initial commission, certain sellers of the

Contracts may be paid persistency bonuses which will take into account, among other things, the length of time Purchase Payments have been held under a Contract, and Contract Values. A persistency bonus is not anticipated to exceed
 .40%, on an annual basis, of the Contract Values considered in connection with the bonus. All such commissions, incentives and bonuses are paid by the Company.


     SunAmerica Capital Services, Inc., located at 733 Third Avenue, 4th Floor, New York, New York, 10017, serves as distributor of the Contract. SunAmerica Capital Services, Inc., an indirect wholly owned subsidiary of the Company, is registered as a broker-dealer under the Securities Exchange Act of 1934, as amended, and is a member of the National Association of Securities Dealers, Inc.


WITHDRAWALS (REDEMPTIONS)

     Except as explained below, an Owner may redeem a Contract for all or a portion of its Contract Value during the Accumulation Period. Withdrawal Charges may be applicable, however, which would reduce the Contract Value upon redemption. (See "Contract Charges -- Sales Charges -- Withdrawal Charge," page 16.)

     Withdrawals and distributions from Contracts issued in connection with certain Qualified Plans may be subject to a mandatory 20% withholding requirement. (See "Taxes -- Withholding Tax on Distributions," page 29.)

     Withdrawals of amounts attributable to contributions made pursuant to a salary reduction agreement (in accordance with Section 403(b)(11) of the Code) are limited to circumstances only: when the Owner attains age 59 1/2, separates from service, dies, becomes disabled (within the meaning of Section 72(m)(7) of the Code), or in the case of hardship. Withdrawals for hardship are restricted to the portion of the Contract Value which represents contributions made by the Owner and does not include any investment results. These limitations on withdrawals apply to: (1) salary reduction contributions made after December 31, 1988; (2) income attributable to such contributions; and (3) income attributable to amounts held as of December 31, 1988. The limitations on withdrawals do not affect rollovers or exchanges between certain Qualified Plans. Tax penalties may also apply. While the foregoing limitations only apply to certain Contracts issued in connection with Section 403(b) Qualified Plans, all Owners should seek competent tax advice regarding any withdrawals or distributions. (See "Taxes," page 28.)

     Except in connection with a Systematic Withdrawal Program, described below, the minimum partial withdrawal amount is $1,000, or, if less, the Owner's entire interest in the Portfolio from which a withdrawal is requested (or the General Account, where applicable). The Owner's interest in the Portfolio from which the withdrawal is requested (or the remaining Contract Value in the General Account) must be at least $100 after the withdrawal is completed if anything is left in that Portfolio (or General Account allocation).


     A written withdrawal request or Systematic Withdrawal Program enrollment form, as the case may be, must be sent to the Company at its Annuity Service Center. The required program form will not be in good order unless it includes the Participant's Tax I.D. Number (e.g., Social Security Number) and provides instructions regarding withholding of income taxes. The Company provides the required forms.


     If the request is for total withdrawal, the Contract, or a Lost Contract Affidavit (which may be obtained by calling the Company at its Annuity Service Center), must be submitted as well. The Withdrawal Value is determined on the basis of the Contract Values next computed following receipt of a request in proper order. The Withdrawal Value will normally be paid within seven days after the day a proper request is received by the Company. However, the Company may suspend the right of withdrawal from the Separate Account or delay payment for such withdrawal more than seven days: (1) during any period when the New York Stock Exchange ("NYSE") is closed (other than customary weekend and holiday closings); (2) when trading on the NYSE is restricted or an emergency exists as determined by the Securities and Exchange Commission so that disposal of the

Separate Account's investments or determination of Accumulation Unit value is not reasonably practicable; or (3) for such other periods as the Securities and Exchange Commission, by order, may permit for protection of Owners.

     SYSTEMATIC WITHDRAWAL PROGRAM

     Certain Owners of Non-Qualified Plan Contracts and Contracts issued in connection with IRAs may choose to withdraw amounts which in the aggregate add up to a maximum of 10% of their Purchase Payments annually pursuant to a Systematic Withdrawal Program without charge. Withdrawals are taxable and a 10% federal tax penalty may apply to withdrawals before age 59 1/2. Systematic withdrawals will not be limited to 10% of Purchase Payments once the Withdrawal Charge is no longer applicable. Owners must complete an enrollment form which describes the program and send it to the Company at its Annuity Service Center. Participation in the Systematic Withdrawal Program may be elected at the time the Contract is issued or on any date thereafter, prior to the Annuity Date. Depending on fluctuations in the net asset value of the Portfolios, systematic withdrawals may reduce or even exhaust Contract Value. The minimum systematic withdrawal amount is $250 per withdrawal. The Company reserves the right to modify, suspend or terminate the Systematic Withdrawal Program at any time.

     ERISA PLANS

     Spousal consent may be required when a married Owner seeks a distribution from a Contract that has been issued in connection with a Qualified Plan (or a Nonqualified Plan that is subject to Title 1 of ERISA). Owners should obtain competent advice.

     DEFERMENT OF GENERAL ACCOUNT WITHDRAWAL PAYMENTS

     In the case of withdrawals from the General Account, the Company may defer making payment for a period of up to six months (or the period permitted by applicable state insurance law, if less) from the date the Company receives notice of such withdrawal request. Only under highly unusual circumstances will the Company defer a withdrawal payment from the General Account for more than 7 days, and if the Company defers payment for more than 7 days, it will pay interest of at least 3% per annum on the amount deferred. While all the circumstances under which the Company could defer payment upon withdrawal may not be foreseeable at this time, such circumstances could include, for example, a time of unusually high surrender rate among Owners, accompanied by a radical shift in interest rates. If the Company intends to withhold payment for more than 7 days, it will notify affected Owners in writing.

MINIMUM CONTRACT VALUE

     If the Contract Value is less than $500 and no Purchase Payments have been made during the previous three full calendar years, the Company reserves the right, after 60 days written notice to the Owner, to terminate the Contract and distribute its Withdrawal Value to the Owner. This privilege will be exercised only if the Contract Value has been reduced to less than $500 as a result of withdrawals, and state law permits. In no instance shall such termination occur if the value has fallen below $500 due to either decline in Accumulation Unit value or the imposition of fees and charges.

--------------------------------------------------------------------------------

                                 ANNUITY PERIOD
--------------------------------------------------------------------------------

ANNUITY DATE


     The Owner selects an Annuity Date (the date on which annuity payments are to begin) at the time of application. The Annuity Date must always be the first day of a calendar month and must be at least two years after the Contract Date, but in any event will be no later than the Latest Annuity Date. Annuity payments will begin no later than the Latest Annuity Date. If no Annuity Date is selected, the Annuity Date will be the Latest Annuity Date. The Owner may change the Annuity Date at any time at least seven days prior to the Annuity Date then indicated on the Company's records by written notice to the Company at its Annuity Service Center.

DEFERMENT OF PAYMENTS

     The Company may defer making Fixed Annuity payments for a period of up to six months or such lesser time as state law may permit. Interest, subject to state law requirements, will be credited during the deferral period. For a discussion of the circumstances under which the Company could defer these payments, please refer to "Purchases, Withdrawals and Contract
Value -- Deferment of General Account Withdrawal Payments, page 23."

PAYMENTS TO OWNER

     The Company will make annuity payments to the Owner, unless the Owner designates an alternate payee. Such designation must be made in writing to the Company's Annuity Service Center and must be received more than 30 days before the Annuity Date.

ALLOCATION OF ANNUITY PAYMENTS

     If all of the Contract Value on the Annuity Date is allocated to the General Account, the Annuity will be paid as a Fixed Annuity. If all of the Contract Value on that date is allocated to the Separate Account, the Annuity will be paid as a Variable Annuity. If the Contract Value on that date is allocated to both the General Account and the Separate Account, the Annuity will be paid as a combination of a Fixed Annuity and a Variable Annuity to reflect the allocation between the Portfolios and the General Account. Variable Annuity payments will reflect the investment performance of the Portfolios. The Owner may, by written notice to the Company, convert Variable Annuity payments to Fixed Annuity payments. However, Fixed Annuity payments may not be converted to Variable Annuity payments.

ANNUITY OPTIONS

     The Owner, or any Beneficiary who is so entitled, may elect to receive a lump sum at the end of the Accumulation Period. However, a lump sum distribution may be deemed to be a withdrawal, and at least a portion of it may be subject to federal income tax. (See "Taxes -- Tax Treatment of Withdrawals," page 31.) Alternatively, any of the annuity options listed below may be elected. The Owner may elect an annuity option or change an annuity option at any time prior to the Annuity Date.

     If no other annuity option is elected, monthly annuity payments will be made in accordance with annuity option 4 below, a life annuity with a 120-month period certain (annuity option 3 in the case where payments are to be made for the joint lives of the Annuitant and a designated second person and for the life of the survivor). Annuity payments will be made in monthly, quarterly, semi-annual or annual installments as selected by the Owner. However, if the amount available to apply under an annuity option is less than $5,000, and state law permits, the Company has the right to pay the annuity in one lump sum. In addition, if the first payment provided would be less than $50, and state law permits, the Company shall have the right to require the frequency of payments be at quarterly, semi-annual or annual intervals so as to result in an initial payment of at least $50.

     NO WITHDRAWALS OF CONTRACT VALUE ARE PERMITTED DURING THE ANNUITY PERIOD FOR ANY ANNUITY OPTION IN WHICH PAYMENTS ARE BASED ON A PERSON'S LIFE.

     The following annuity options are generally available under the Contract. Each is available in the form of either a Fixed Annuity or a Variable Annuity (or a combination of both Fixed and Variable Annuity). However, there may be restrictions in the retirement plan pursuant to which a Contract has been purchased.

OPTION 1 -- LIFE INCOME

     An annuity payable monthly during the lifetime of the Annuitant. Under this option, no further payments are payable after the death of the Annuitant and there is no provision for a death benefit payable to the Beneficiary. Therefore, it is possible under option 1 for the payee to receive only one monthly annuity payment under the Contract.

OPTION 2 -- JOINT AND SURVIVOR ANNUITY

     An annuity payable monthly while both the Annuitant and a designated second person are living. Upon the death of either person, the monthly income payable will continue during the lifetime of the survivor at either the full amount previously payable or as a percentage (either one-half or two-thirds) of the full amount, as chosen by the Owner at the time of election of this option.

     Annuity payments terminate automatically and immediately upon the death of the surviving person without regard to the number or total amount of payments received.

     There is no minimum number of guaranteed payments and it is possible to have only one annuity payment if both the Annuitant and the designated second person die before the due date of the second payment.

OPTION 3 -- JOINT AND SURVIVOR LIFE ANNUITY --
                120 MONTHLY PAYMENTS GUARANTEED

     This option is similar to option 2, above, but with the additional guarantee that payments will be made for not fewer than 120 monthly periods. If the surviving Annuitant dies before all such payments have been made, the balance of the guaranteed number of payments will be made to the Beneficiary.

OPTION 4 -- LIFE ANNUITY WITH 120 OR 240 MONTHLY
                PAYMENTS GUARANTEED

     An annuity payable monthly during the lifetime of the Annuitant, with the guarantee that if, at the death of the Annuitant, payments have been made for fewer than the guaranteed 120 or 240 monthly periods, as elected by the Owner, the balance of the guaranteed number of payments will be made to the Beneficiary.

OPTION 5 -- INCOME FOR A SPECIFIED PERIOD

     Under this option, a payee can elect an annuity payable monthly for any period of years from 3 to 30. This election must be made for full 12 month periods. In the event the payee dies before the specified number of payments has been made, the Beneficiary may elect to continue receiving the scheduled payments or may alternatively elect to receive the discounted present value of any remaining guaranteed payments as a lump sum.

     The value of an Annuity Unit, regardless of the option chosen, takes into account the Mortality and Expense Risk Charge. (See "Contract
Charges -- Mortality and Expense Risk Charge," page 15.) Since option 5, Income for a Specified Period, does not contain an element of mortality risk, the payee is not getting the benefit of the Mortality Risk Charge if option 5 is selected on a variable basis.

OTHER OPTIONS

     At the sole discretion of the Company, other annuity options may be made available. However, to the extent that Withdrawal Charges would otherwise apply to a withdrawal or termination, the identical Withdrawal Charge may apply with respect to any additional options.

     With respect to Contracts issued under Sections 401, 403(b) or 408 of the Internal Revenue Code, any payments will be made only to the Owner and/or the Owner's spouse.

TRANSFER DURING ANNUITY PERIOD


     During the Annuity Period, the Owner may transfer the Contract Value to the General Account and/or among Portfolios. Such transfers are subject to the same limitations and conditions as are prescribed for transfers during the Accumulation Period, page 20, except that, in addition, no transfers may be made from the General Account to the Separate Account during the Annuity Period.


     Transfers from the Separate Account to the General Account are effected by crediting the General Account with the actuarial present value of future annuity payments to be made, assuming that all such payments would be equal to a subsequent Variable Annuity payment as computed on the effective date of the transfer, in the manner described below under "Annuity Payments."

DEATH BENEFIT DURING ANNUITY PERIOD

     If the Annuitant dies after the Annuity Date while the Contract is in force, the death proceeds, if any, will depend upon the Annuity Option in effect at the time of the Annuitant's death. If the Annuitant dies after the Annuity Date and before the entire interest in the Contract has been distributed, the remaining interest, if any, as provided for in the option elected, will be distributed at least as rapidly as under the method of distribution in effect at the Annuitant's death.

ANNUITY PAYMENTS

     INITIAL MONTHLY ANNUITY PAYMENT

     The initial annuity payment is determined by taking the Contract Value, less any premium tax, and then applying it to the annuity table specified in the Contract (or, if more favorable to the payee, the annuity tables in effect as of the Annuity Date for similar immediate annuity contracts issued by the Company). Those tables are based on a set amount per $1,000 of proceeds applied. The appropriate rate must be determined by the sex (except where, as in the case of certain Qualified Plans and other employer-sponsored retirement plans, such classification is not permitted) and age of the Annuitant and designated second person, if any.

     The dollars applied are then divided by 1,000 and the result multiplied by the appropriate annuity factor appearing in the table to compute the amount of the first monthly annuity payment. In the case of a Variable Annuity, that amount is divided by the value of an Annuity Unit as of the Annuity Date to establish the number of Annuity Units representing each Variable Annuity payment. The number of Annuity Units determined for the first Variable Annuity payment remains constant for the second and subsequent monthly Variable Annuity payments, assuming that no reallocation of Contract Values is made.

     SUBSEQUENT MONTHLY PAYMENTS

     For a Fixed Annuity, the amount of the second and each subsequent monthly annuity payment is the same as that determined above for the first monthly payment.

     The amount of the second and each subsequent monthly Variable Annuity payment is determined by multiplying the number of Annuity Units, as determined in connection with the determination of the initial monthly payment, above, by the annuity unit value, below, as of the Valuation Period ending on the Valuation Date next preceding the date on which each annuity payment is due.

ANNUITY UNIT VALUE

     The value of an Annuity Unit is determined independently for each Portfolio, but was initially set at $10.00.

     The annuity tables contained in the Contract are based on a 3.5% per annum assumed investment rate. If the actual net investment rate experienced by a Portfolio exceeds 3.5%, Variable Annuity payments derived from allocations to that Portfolio will increase over time. Conversely, if the actual rate is less than 3.5%, Variable Annuity payments will decrease over time. If the net investment rate equals 3.5%, Variable Annuity payments will remain constant. If a higher assumed investment rate had been used, the initial monthly payment would be higher, but the actual net investment rate would also have to be higher in order for annuity payments to increase (or not to decrease).

     The payee receives the value of a fixed number of Annuity Units each month. The value of a fixed number of Annuity Units will reflect the investment performance of the Portfolios elected, and the amount of each annuity payment will vary accordingly.

     For each Portfolio, the value of an Annuity Unit for any Valuation Period is determined by multiplying the Annuity Unit Value for the immediately preceding Valuation Period by the Net Investment Factor for the Valuation Period for which the Annuity Unit Value is being calculated. The result is then multiplied by a second factor which offsets the effect of the assumed net investment rate of 3.5% per annum which is assumed in the annuity tables contained in the Contract. The Net Investment Factor is described below.

     NET INVESTMENT FACTOR

     The Net Investment Factor is an index applied to measure the net investment performance of a Portfolio from one Valuation Date to the next. The Net Investment Factor may be greater or less than or equal to one; therefore, the value of an Annuity Unit may increase, decrease or remain the same.

     The Net Investment Factor for any Portfolio for any Valuation Period is determined by dividing (a) by (b) and then subtracting (c) from the result where:

          (a) is the net result of:

             (1) the net asset value of an Underlying Fund share held in the Portfolio determined as of the Valuation Date at the end of the Valuation Period, plus

             (2) the per share amount of any dividend or other distribution declared by the Underlying Fund if the "ex-dividend" date occurs during the Valuation Period, plus or minus

             (3) a per share credit or charge with respect to any taxes paid or reserved for by the Company during the Valuation Period which are determined by the Company to be attributable to the operation of the Portfolio (no federal income taxes are applicable under present law);

          (b) is the net asset value of the Underlying Fund share held in the Portfolio determined as of the Valuation Date at the end of the preceding Valuation Period; and

          (c) is the asset charge factor determined by the Company for the Valuation Period to reflect the charges for assuming the mortality and expense risks and the distribution expenses.

--------------------------------------------------------------------------------

                                 ADMINISTRATION
--------------------------------------------------------------------------------


     The Company has primary responsibility for all administration of the Contracts and the Separate Account. The mailing address of the Company's Annuity Service Center is P.O. Box 54299, Los Angeles, California 90054-0299, and its telephone number is (800) PVA-0628.


     The administrative services provided include, but are not limited to: issuance of the Contracts; maintenance of records; Contract Owner services; calculation of unit values; and preparation of reports.

     Contract statements and transaction confirmations are mailed to Owners at least quarterly. Owners should read their statements and confirmations carefully and verify their accuracy. Questions about periodic statements should be communicated to the Company promptly. The Company will investigate all complaints and make any necessary adjustments retroactively, provided that it has received notice of a potential error within 30 days after the date of the questioned statement. If the Company has not received notice of a potential error within this time, any adjustment shall be made as of the date that the Annuity Service Center receives notice of the potential error.

     The Company will also provide Owners with such additional periodic and other reports, information and prospectuses as may be required by federal securities laws.

--------------------------------------------------------------------------------

                                     TAXES
--------------------------------------------------------------------------------

     NOTE: THE FOLLOWING DESCRIPTION IS BASED UPON THE COMPANY'S UNDERSTANDING OF CURRENT FEDERAL INCOME TAX LAW APPLICABLE TO ANNUITIES IN GENERAL. THE COMPANY CANNOT PREDICT THE PROBABILITY THAT ANY CHANGES IN SUCH LAWS WILL BE MADE. PURCHASERS ARE CAUTIONED TO SEEK COMPETENT TAX ADVICE REGARDING THE POSSIBILITY OF SUCH CHANGES. THE COMPANY DOES NOT GUARANTEE THE TAX STATUS OF THE CONTRACTS. PURCHASERS BEAR THE COMPLETE RISK THAT THE CONTRACTS MAY NOT BE TREATED AS "ANNUITY CONTRACTS" UNDER FEDERAL INCOME TAX LAWS.

GENERAL

     Section 72 of the Code governs taxation of annuities in general. An Owner is not taxed on increases in the value of a Contract until distribution occurs, either in the form of a non-annuity distribution or as annuity payments under the annuity option elected. For a lump sum payment received as a total surrender (total redemption), the recipient is taxed on the portion of the payment that exceeds the cost basis of the Contract. For a payment received as a withdrawal (partial redemption), federal tax liability is determined on a last-in, first-out basis, meaning taxable income is withdrawn before the cost basis of the Contract is withdrawn. For Contracts issued in connection with Non-Qualified Plans, the cost basis is generally the Purchase Payments, while for Contracts issued in connection with Qualified Plans there may be no cost basis. The taxable portion of the lump sum payment is taxed at ordinary income tax rates. Tax penalties may also apply.

     For annuity payments, the taxable portion is determined by a formula which establishes the ratio that the cost basis of the Contract bears to the total value of annuity payments for the term of the annuity Contract. The taxable portion is taxed at ordinary income tax rates. Owners, Annuitants and Beneficiaries under the Contracts should seek competent financial advice about the tax consequences of distributions under the retirement plan under which the Contracts are purchased.

     The Company is taxed as a life insurance company under the Code. For federal income tax purposes, the Separate Account is not a separate entity from the Company and its operations form a part of the Company.

WITHHOLDING TAX ON DISTRIBUTIONS

     The Code generally requires the Company (or, in some cases, a plan administrator) to withhold tax on the taxable portion of any distribution or withdrawal from a Contract. For "eligible rollover distributions" from Contracts issued under certain types of Qualified Plans, 20% of the distribution must be withheld, unless the payee elects to have the distribution "rolled over" to another eligible plan in a direct "trustee to trustee" transfer. This requirement is mandatory and cannot be waived by the Owner. Withholding on other types of distributions can be waived.

     An "eligible rollover distribution" is the estimated taxable portion of any amount received by a covered employee from a plan qualified under Section 401(a) or 403(a) of the Code, or from a tax-sheltered annuity qualified under Section 403(b) of the Code (other than (1) annuity payments for the life (or life expectancy) of the employee, or joint lives (or joint life expectancies) of the employee and his or her designated beneficiary, or for a specified period of ten years or more; and (2) distributions required to be made under the Code). Failure to "roll over" the entire amount of an eligible rollover distribution (including an amount equal to the 20% portion of the distribution that was withheld) could have adverse tax consequences, including the imposition of a penalty tax on premature withdrawals, described later in this section.

     Withdrawals or distributions from a Contract other than eligible rollover distributions are also subject to withholding on the estimated taxable portion of the distribution, but the Owner may elect in such cases to waive the withholding requirement. If not waived, withholding is imposed (1) for periodic payments, at the rate that would be imposed if the payments were wages, or (2) for other distributions, at the rate of 10%. If no withholding exemption certificate is in effect for the payee, the rate under (1) above is computed by treating the payee as a married individual claiming 3 withholding exemptions.

DIVERSIFICATION -- SEPARATE ACCOUNT INVESTMENTS

     Section 817(h) of the Code imposes certain diversification standards on the underlying assets of variable annuity contracts. The Code provides that a variable annuity contract will not be treated as an annuity contract for any period (and any subsequent period) for which the investments are not adequately diversified, in accordance with regulations prescribed by the United States Treasury Department ("Treasury Department"). Disqualification of the Contract as an annuity contract would result in imposition of federal income tax to the Owner with respect to earnings allocable to the Contract prior to the receipt of payments under the Contract. The Code contains a safe harbor provision which provides that annuity contracts such as the Contracts meet the diversification requirements if, as of the close of each calendar quarter, the underlying assets meet the diversification standards for a regulated investment company, and no more than 55% of the total assets consist of cash, cash items, U.S. government securities and securities of other regulated investment companies.

     The Treasury Department has issued Regulations which establish diversification requirements for the investment portfolios underlying variable contracts such as the Contract. The Regulations amplify the diversification requirements for variable contracts set forth in the Code and provide an alternative to the safe harbor provision described above. Under the Regulations an investment portfolio will be deemed adequately diversified if (1) no more than 55% of the value of the total assets of the portfolio is represented by any one investment; (2) no more than 70% of the value of the total assets of the portfolio is represented by any two investments; (3) no more than 80% of the value of the total assets of the portfolio is represented by any three investments; and (4) no more than 90% of the value of the total assets of the portfolio is represented by any four investments. For purposes of determining whether or not the diversification standards imposed on the underlying assets of variable contracts by Section 817(h) of the Code have been met, "each United States government agency or instrumentality shall be treated as a separate issuer".

     The Company intends that each of the Underlying Funds will be managed by its investment adviser in such a manner as to comply with these diversification requirements.

MULTIPLE CONTRACTS

     Multiple annuity contracts which are issued within a calendar year to the same contract owner by one company or its affiliates are treated as one annuity contract for purposes of determining the tax consequences of any distribution. Such treatment may result in adverse tax consequences including more rapid taxation of the distributed amounts from such multiple contracts. The Company believes that Congress intended to affect the purchase of multiple deferred annuity contracts which may have been purchased to avoid withdrawal income tax treatment. Owners should consult a tax adviser prior to purchasing more than one annuity contract in any calendar year.

TAX TREATMENT OF ASSIGNMENTS

     An assignment of a Contract may have tax consequences, and may also be prohibited by ERISA in some circumstances. Owners should therefore consult competent legal advisers should they wish to assign their Contracts.

QUALIFIED PLANS

     The Contracts offered by this Prospectus are designed to be suitable for use under various types of Qualified Plans. Taxation of Owners in each Qualified Plan varies with the type of plan and terms and conditions of each specific plan. Owners, Annuitants and Beneficiaries are cautioned that benefits under a Qualified Plan may be subject to the terms and conditions of the plan, regardless of the terms and conditions of the contracts issued pursuant to the plan.

     Following are general descriptions of the types of Qualified Plans with which the Contracts may be used. Such descriptions are not exhaustive and are for general information purposes only. The tax rules regarding Qualified Plans are very complex and will have differing applications depending on individual facts and circumstances. Each purchaser should obtain competent tax advice prior to purchasing a Contract issued under a Qualified Plan.

     Contracts issued pursuant to Qualified Plans include special provisions restricting Contract provisions that may otherwise be available and described in this Prospectus. Generally, Contracts issued pursuant to Qualified Plans are not transferable except upon surrender or annuitization. Various penalty and excise taxes may apply to contributions or distributions made in violation of applicable limitations. Furthermore, certain withdrawal penalties and restrictions may apply to surrenders from Qualified Contracts. (See "Tax Treatment of Withdrawals -- Qualified Plans," page 31.)

     (A) TAX-SHELTERED ANNUITIES

          Section 403(b) of the Code permits the purchase of "tax-sheltered annuities" by public schools and certain charitable, educational and scientific organizations described in Section 501(c)(3) of the Code. These qualifying employers may make contributions to the Contracts for the benefit of their employees. Such contributions are not includible in the gross income of the employee until the employee receives distributions from the Contract. The amount of contributions to the tax-sheltered annuity is limited to certain maximums imposed by the Code. Furthermore, the Code sets forth additional restrictions governing such items as transferability, distributions, nondiscrimination and withdrawals. (See "Tax Treatment of Withdrawals -- Qualified Plans," below.) Any employee should obtain competent tax advice as to the tax treatment and suitability of such an investment.

     (B) INDIVIDUAL RETIREMENT ANNUITIES

          Section 408(b) of the Code permits eligible individuals to contribute to an individual retirement program known as an "Individual Retirement Annuity" ("IRA"). Under applicable limitations, certain amounts may be contributed to an IRA which will be deductible from the individual's gross income. These IRAs are subject to limitations on eligibility, contributions, transferability and distributions. (See "Tax Treatment of Withdrawals -- Qualified Plans" below.) Sales of Contracts for use with IRAs are subject to special requirements imposed by the Code, including the requirement that certain informational disclosure be given to persons desiring to establish an IRA. Purchasers of Contracts to be qualified as IRAs should obtain competent tax advice as to the tax treatment and suitability of such an investment.

     (C) CORPORATE PENSION AND PROFIT-SHARING PLANS

          Sections 401(a) and 401(k) of the Code permit corporate employers to establish various types of retirement plans for employees. These retirement plans may permit the purchase of the Contracts to provide benefits under the plan. Contributions to the plan for the benefit of employees will not be includible in the gross income of the employee until distributed from the plan. The tax consequences to Owners may vary depending upon the particular plan design. However, the Code places limitations on all plans on such items as amount of allowable contributions; form, manner and timing of distributions; vesting and nonforfeitability of interests; nondiscrimination in eligibility and participation; and the tax treatment of distributions, withdrawals and surrenders. (See "Tax Treatment of Withdrawals -- Qualified Plans" below.) Purchasers of Contracts for use with corporate pension or profit sharing plans should obtain competent tax advice as to the tax treatment and suitability of such an investment.

     (D) DEFERRED COMPENSATION PLANS -- SECTION 457

          Under Section 457 of the Code, governmental and certain other tax-exempt employers may establish, for the benefit of their employees, deferred compensation plans which may invest in annuity contracts. The Code, as in the case of Qualified Plans, establishes limitations and restrictions on eligibility, contributions and distributions. Under these plans, contributions made for the benefit of the employees will not be includible in the employees' gross income until distributed from the plan. However, under a 457 plan all the plan assets shall remain solely the property of the employer, subject only to the claims of the employer's general creditors until such time as made available to an Owner or a Beneficiary.

TAX TREATMENT OF WITHDRAWALS

     QUALIFIED PLANS

     Section 72(t) of the Code imposes a 10% penalty tax on the taxable portion of any early distribution from qualified retirement plans, including contracts issued and qualified under Code Sections 401 (Corporate Pension and Profit-Sharing Plans), 403(b) (Tax-Sheltered Annuities) and 408(b) (IRAs).

     The tax penalty will not apply to the following distributions: (1) if distribution is made on or after the date on which the Owner or Annuitant (as applicable) reaches age 59 1/2; (2) distributions following the death or disability of the Owner or Annuitant (as applicable) (for this purpose "disability" is defined in Section 72(m)(7) of the Code); (3) distributions that are part of substantially equal periodic payments made not less frequently than annually for the life (or life expectancy) of the Owner or Annuitant (as applicable) or the joint lives (or joint life expectancies) of such Owner or Annuitant (as applicable) and his or her designated beneficiary; (4) distributions to an Owner or Annuitant (as applicable) who has separated from service after he or she has attained age 55; (5) distributions made to the Owner or Annuitant (as applicable) to the extent such distributions do not exceed the amount allowable as a deduction under Code Section 213 to the Owner or Annuitant (as applicable) for amounts paid during the taxable year for medical care; and
(6) distributions made to an alternate payee pursuant to a qualified domestic relations order.

     The exceptions stated in items (4), (5) and (6) above do not apply in the case of an IRA.

     Limitations imposed by the Code on withdrawals from tax-sheltered annuities are described above under "Purchases, Withdrawals and Contract
Value -- Withdrawals (Redemptions)," page 22.


     The taxable portion of a withdrawal or distribution from Contracts issued under certain types of plans may, under some circumstances, be "rolled over" into another eligible plan so as to continue to defer income tax on the taxable portion. Effective January 1, 1993, such treatment is available for any "eligible rollover distribution" made by certain types of plans (as described above under "Taxes -- Withholding Tax on Distributions," page 28) that is transferred within 60 days of receipt into a plan qualified under section 401(a) or 403(a) of the Code, a tax-sheltered annuity, an IRA, or an individual retirement account described in section 408(a) of the Code. Plans making such eligible rollover distributions are also required, with some exceptions specified in the Code, to provide for a direct "trustee to trustee" transfer of the distribution to the transferee plan designated by the recipient.



     Amounts received from IRAs may also be rolled over into other IRAs, individual retirement accounts or certain other plans, subject to limitations set forth in the Code.

     NONQUALIFIED PLANS


     Section 72 of the Code governs treatment of distributions from annuity contracts. It provides that if the Contract Value exceeds the aggregate Purchase Payments made, any amount withdrawn not in the form of an annuity payment will be treated as coming first from the earnings and then, only after the income portion is exhausted, as coming from the principal. Withdrawn earnings are includable in a taxpayer's gross income. Section 72 further provides that a 10% penalty will apply to the income portion of any premature distribution. The penalty is not imposed on amounts received: (1) after the taxpayer reaches
59 1/2; (2) upon the death of the Owner or Annuitant (as applicable); (3) if the taxpayer is totally disabled; (4) in a series of substantially equal periodic payments made for the life of the taxpayer or for the joint lives of the taxpayer and his or her Beneficiary; (5) under an immediate annuity; or (6) which are allocable to purchase payments made prior to August 14, 1982.


     The above information applies to Contracts issued pursuant to Section 457 of the Code, but does not apply to other Qualified Plan Contracts. Separate tax withdrawal penalties and restrictions apply to Qualified Plan Contracts.

--------------------------------------------------------------------------------


                               LEGAL PROCEEDINGS

--------------------------------------------------------------------------------


     There are no legal proceedings affecting the Separate Account. The Company and its subsidiaries are engaged in various kinds of routine litigation which, in management's judgment, is not of material importance to their respective total assets or material with respect to the Separate Account.


--------------------------------------------------------------------------------

                      STATEMENT OF ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION

                                                                                       PAGE
                                                                                       ----
Company..............................................................................     1
Distributors.........................................................................     1
Performance Data.....................................................................     1
Financial Statements.................................................................     3

------------------------------
------------------------------
------------------------------                                           Stamp

                       ANCHOR NATIONAL LIFE INSURANCE COMPANY

                       ANNUITY SERVICE CENTER

                       P.O. BOX 54299
                       LOS ANGELES, CA 90054-0299

Please forward a copy (without charge) of the Statement of Additional Information concerning the Pacifica Variable Annuity Contracts to:


              (Please print or type and fill in all information.)

------------------------------------------------------------------------------
  Name

------------------------------------------------------------------------------
  Address

------------------------------------------------------------------------------
  City/State/Zip

------------------------------------------------------------------------------
Date:                            Signed:

                      STATEMENT OF ADDITIONAL INFORMATION

                           PACIFICA FLEXIBLE PAYMENT
                           VARIABLE ANNUITY CONTRACTS


                                   issued by

                         VARIABLE ANNUITY ACCOUNT THREE

                                       of

                     ANCHOR NATIONAL LIFE INSURANCE COMPANY




         THIS IS NOT A PROSPECTUS. THIS STATEMENT OF ADDITIONAL INFORMATION SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS FOR THE PACIFICA FLEXIBLE PAYMENT VARIABLE ANNUITY CONTRACTS WHICH ARE REFERRED TO HEREIN.

         THE PROSPECTUS CONCISELY SETS FORTH INFORMATION THAT A PROSPECTIVE INVESTOR OUGHT TO KNOW BEFORE INVESTING. FOR A COPY OF THE PROSPECTUS DATED DECEMBER 29, 1995, AS IT MAY BE SUPPLEMENTED, CALL OR WRITE THE COMPANY C/O ITS ANNUITY SERVICE CENTER, P.O. BOX 54299, LOS ANGELES, CALIFORNIA 90054-0299,
(800) PVA-0628.



      THIS STATEMENT OF ADDITIONAL INFORMATION IS DATED JANUARY 2, 1996.

                               TABLE OF CONTENTS


     ITEM                                                  PAGE
     ----                                                  ----
COMPANY .................................................. 1

DISTRIBUTORS ............................................. 1

PERFORMANCE DATA ......................................... 1
  Money Market Portfolio ................................. 1
  Other Portfolios ....................................... 2

FINANCIAL STATEMENTS ..................................... 3

                                    COMPANY

         Information regarding Anchor National Life Insurance Company (the "Company") and its ownership is contained in the Prospectus.


                                  DISTRIBUTORS

         The Contracts are offered through the distributor for the Separate Account, SunAmerica Capital Services, Inc., located at 733 Third Avenue, 4th Floor, New York, New York 10017. SunAmerica Capital Services, Inc. is registered as a broker-dealer under the Securities Exchange Act of 1934, as amended, is a member of the National Association of Securities Dealers, Inc. The Company and SunAmerica Capital Services, Inc. are each indirect wholly-owned subsidiaries of SunAmerica Inc.

         Contracts are offered on a continuous basis.


                                PERFORMANCE DATA

         Performance data for the various Portfolios are computed in the manner described below.

Money Market Portfolio

         Current yield is computed by first determining the Base Period Return attributable to a hypothetical Contract having a balance of one Accumulation Unit at the beginning of a 7 day period using the formula:

         Base Period Return = (EV-SV)/(SV)

         where:

         SV = value of one Accumulation Unit at the start of a 7 day period

         EV = value of one Accumulation Unit at the end of the 7 day period

         The value of the Accumulation Unit at the end of the period (EV) is determined by (1) adding, to the value of the Accumulation Unit at the beginning of the period (SV), the investment income from the Money Market Portfolio attributed to the Accumulation Unit over the period, and (2) subtracting, from the result, the sum of (a) the portion of the annual Mortality and Expense Risk and Distribution Expense Charges allocable to the 7 day period (obtained by multiplying the charges by the fraction 7/365), and (b) a prorated portion of the annual Contract Administration Charge of $30 per Contract. The Contract Administration Charge is first allocated among the Portfolios and the General Account so that each Portfolio's allocated portion of the charge is proportional to the percentage of the number of Contract Owners' accounts that have money allocated to that Portfolio. The portion of the Charge allocable to the Money Market Portfolio is further reduced, for purposes of the yield computation, by multiplying it by the ratio that the value of the hypothetical Contract bears to the value of an account of average size for Contracts funded by the Money Market Portfolio. Finally, as is done with the other charges discussed above, the result is multiplied by the fraction 7/365 to arrive at the portion attributable to the 7 day period.

         The current yield is then obtained by annualizing the Base Period
Return:

         Current Yield = (Base Period Return) x (365/7)

         The Money Market Portfolio also quotes an "effective yield" that differs from the current yield given above in that it takes into account the effect of dividend reinvestment in the Money Market Portfolio. The effective yield, like the current yield, is derived from the Base Period Return over a 7 day period. However, the effective yield accounts for dividend reinvestment by compounding the current yield according to the formula:

         Effective Yield = [(Base Period Return + 1)*365/7-1].

         Net investment income for yield quotation purposes will not include either realized capital gains and losses or unrealized appreciation and depreciation, whether reinvested or not. The yield quotations also do not reflect any impact of premium taxes, transfer fees, or withdrawal charges.

         Yields quoted should not be considered a representation of the yield of the Money Market Portfolio in the future since the yield is not fixed. Actual yields will depend not only on the type, quality and maturities of the investments held by the Money Market Portfolio and changes in interest rates on such investments, but also on factors such as a Contract Owner's account size (since the impact of fixed dollar charges will be greater for small accounts than for larger accounts).

         Yield information may be useful in reviewing the performance of the Money Market Portfolio and for providing a basis for comparison with other investment alternatives. However, the Money Market Portfolio's yield fluctuates, unlike bank deposits or other investments that typically pay a fixed yield for a stated period of time.

Other Portfolios

         Portfolios of the Separate Account other than the Money Market Portfolio compute their performance data as "total return."

         Total return for a Portfolio represents a computed annual rate of return that, when compounded annually over the time period shown and applied to a hypothetical initial investment in a Contract funded by that Portfolio made at the beginning of the period, will produce the same Contract Value at the end of the period that the hypothetical investment would have produced over the same period. The total rate of return (T) is computed so that it satisfies the formula:

                 P(1+T)*n = ERV
         where:

                 P =      a hypothetical initial payment of $1000
                 T =      average annual total return
                 n =      number of years

                 ERV = ending redeemable value of a hypothetical $1000 payment made at the beginning of the 1, 5, or 10 year periods as of the end of the 1, 5, or 10 year periods (or fractional portion thereof).

         The total return figures will reflect the effect of both non-recurring and recurring charges, as discussed herein. Recurring charges are taken into account in a manner similar to that used for the yield computations for the Money Market Portfolio, described above. The applicable Withdrawal Charge (if any) is deducted as of the end of the period, to reflect the effect of the assumed complete redemption. Because the impact of Contract Administration Charges on a particular Contract Owner's account will generally differ from that assumed in the computation, due to differences between most actual allocations and the assumed one, as well as differences due to varying account sizes, the total return experienced by an actual Portfolio over the same time periods will generally be different from those produced by the computation. As with the Money Market Portfolio yield figures, total return figures are derived from historical data and are not intended to be a projection of future performance.


                              FINANCIAL STATEMENTS

         The consolidated financial statements of the Company as of September 30, 1995 and 1994 and for each of the three years in the period ended September 30, 1995 are presented in this Statement of Additional Information. The consolidated financial statements of the Company should be considered only as bearing on the ability of the Company to meet its obligation under the Contracts.

         As of the date of this Statement of Additional Information, the sale of Contracts had not commenced and the Portfolios had no assets. Therefore, no financial statements with respect to the Separate Account are presented in this Statement of Additional Information.

         Price Waterhouse LLP, 400 South Hope Street, Los Angeles, California 90071, serves as the independent accountants for the Separate Account and the Company. The consolidated financial statements of the Company referred to above have been so included in reliance on the report of Price Waterhouse LLP, independent accountants, given on the authority of said firm as experts in auditing and accounting.

                       REPORT OF INDEPENDENT ACCOUNTANTS


To the Board of Directors and Shareholder of Anchor National Life Insurance Company


In our opinion, the accompanying consolidated balance sheet and the related consolidated income statement and statement of cash flows present fairly, in all material respects, the financial position of Anchor National Life Insurance Company and its subsidiaries at September 30, 1995 and 1994, and the results of their operations and their cash flows for each of the three years in the period ended September 30, 1995, in conformity with generally accepted accounting principles. These financial statements are the responsibility of the Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for the opinion expressed above.

As discussed in Note 7, the Company adopted Statement of Financial Accounting Standards No. 109, "Accounting for Income Taxes," in fiscal 1994.





Price Waterhouse LLP
Los Angeles, California
November 6, 1995

                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

                           CONSOLIDATED BALANCE SHEET

                                                                                            SEPTEMBER 30,         SEPTEMBER 30,
                                                                                                     1995                  1994
                                                                                          ---------------       ---------------
ASSETS
Investments:
         Cash and short-term investments                                                  $   249,209,000       $   157,438,000
         Bonds, notes and redeemable preferred stocks:
           Available for sale, at fair value
             (amortized cost: 1995, $1,500,062,000;
             1994, $1,108,271,000)                                                          1,489,213,000         1,026,120,000
           Held for investment, at amortized cost
             (fair value: 1995, $165,004,000; 1994, $180,247,000)                             157,901,000           175,885,000
         Mortgage loans                                                                        94,260,000           108,332,000
         Common stocks, at fair value (cost: 1995, $6,576,000;
           1994, $8,789,000)                                                                    4,097,000             7,550,000
         Real estate                                                                           55,798,000            89,539,000
         Other invested assets                                                                 64,430,000            67,208,000
                                                                                          ---------------       ---------------
         Total investments                                                                  2,114,908,000         1,632,072,000

Variable annuity assets                                                                     5,230,246,000         4,486,703,000
Accrued investment income                                                                      14,192,000            17,565,000
Deferred acquisition costs                                                                    383,069,000           416,289,000
Other assets                                                                                   41,282,000            49,497,000
                                                                                          ---------------       ---------------
TOTAL ASSETS                                                                              $ 7,783,697,000       $ 6,602,126,000
                                                                                          ===============       ===============
LIABILITIES AND SHAREHOLDER'S EQUITY
Reserves, payables and accrued liabilities:
         Reserves for fixed annuity contracts                                             $ 1,497,052,000       $ 1,437,488,000
         Reserves for guaranteed investment contracts                                         277,095,000                  ---
         Payable to brokers for purchases of securities                                       155,861,000           124,624,000
         Income taxes currently payable                                                        15,720,000            12,331,000
         Other liabilities                                                                     58,204,000            58,891,000
                                                                                          ---------------       ---------------
         Total reserves, payables and accrued liabilities                                   2,003,932,000         1,633,334,000
                                                                                          ---------------       ---------------
Variable annuity liabilities                                                                5,230,246,000         4,486,703,000
                                                                                          ---------------       ---------------
Subordinated notes payable to Parent                                                           34,000,000            34,000,000
                                                                                          ---------------       ---------------
Deferred income taxes                                                                          73,459,000            64,567,000
                                                                                          ---------------       ---------------
Shareholder's equity:
         Common Stock                                                                           3,511,000             3,511,000
         Additional paid-in capital                                                           252,876,000           252,876,000
         Retained earnings                                                                    191,346,000           152,088,000
         Net unrealized losses on debt and equity
           securities available for sale                                                       (5,673,000)          (24,953,000)
                                                                                          ---------------       ---------------
         Total shareholder's equity                                                           442,060,000           383,522,000
                                                                                          ---------------       ---------------
TOTAL LIABILITIES AND SHAREHOLDER'S EQUITY                                                $ 7,783,697,000       $ 6,602,126,000
                                                                                          ===============       ===============

             The accompanying notes are an integral part of these
                      consolidated financial statements.

                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

                         CONSOLIDATED INCOME STATEMENT

                                                                                             YEARS ENDED SEPTEMBER 30,
                                                               -------------------------------------------------------
                                                                        1995                 1994                 1993
                                                               -------------        -------------        -------------
Investment income                                              $ 129,466,000         $ 127,758,000       $ 137,591,000
                                                               -------------         -------------       -------------
Interest expense on:
         Fixed annuity contracts                                 (72,975,000)          (66,311,000)        (87,479,000)
         Guaranteed investment contracts                          (3,733,000)                 ---                 ---
         Senior indebtedness                                        (227,000)              (71,000)            (34,000)
         Subordinated notes payable to Parent                     (2,448,000)           (2,380,000)         (1,166,000)
                                                               -------------         -------------       -------------
         Total interest expense                                  (79,383,000)          (68,762,000)        (88,679,000)

                                                               -------------         -------------       -------------
NET INVESTMENT INCOME                                             50,083,000            58,996,000          48,912,000
                                                               -------------         -------------       -------------
NET REALIZED INVESTMENT LOSSES                                    (4,363,000)          (33,713,000)        (22,247,000)
                                                               -------------         -------------       -------------
Fee income:
         Variable annuity fees                                    84,171,000            79,101,000          67,222,000
         Asset management fees                                    26,935,000            31,302,000          32,293,000
         Net retained commissions                                 23,267,000            19,180,000          16,928,000
                                                               -------------         -------------       -------------
TOTAL FEE INCOME                                                 134,373,000           129,583,000         116,443,000
                                                               -------------         -------------       -------------
Other income and expenses:
         Surrender charges                                         5,889,000             5,034,000           5,306,000
         General and administrative expenses                     (61,629,000)          (52,636,000)        (55,142,000)
         Provision for future guaranty fund
          assessments                                                   ---                   ---           (4,800,000)
         Amortization of deferred acquisition costs              (57,005,000)          (43,992,000)        (30,825,000)
         Other, net                                               (2,351,000)            4,048,000           5,865,000
                                                               -------------         -------------       -------------
TOTAL OTHER INCOME AND EXPENSES                                 (115,096,000)          (87,546,000)        (79,596,000)
                                                               -------------         -------------       -------------
PRETAX INCOME                                                     64,997,000            67,320,000          63,512,000

Income tax expense                                               (25,739,000)          (22,705,000)        (21,794,000)
                                                               -------------         -------------       -------------
INCOME BEFORE CUMULATIVE EFFECT OF CHANGE
 IN ACCOUNTING FOR INCOME TAXES                                   39,258,000            44,615,000          41,718,000

Cumulative effect of change in accounting
 for income taxes                                                       ---            (20,463,000)               ---

                                                               -------------         -------------       -------------
  NET INCOME                                                   $  39,258,000         $  24,152,000       $  41,718,000
                                                               =============         =============       =============





             The accompanying notes are an integral part of these
                      consolidated financial statements.

                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

                      CONSOLIDATED STATEMENT OF CASH FLOWS

                                                                                              Years ended September 30,
                                                                 ------------------------------------------------------
                                                                         1995                  1994                1993
                                                                 ------------          ------------        ------------
CASH FLOWS FROM OPERATING ACTIVITIES:
          Net income                                             $ 39,258,000          $ 24,152,000        $ 41,718,000
          Adjustments to reconcile net income to
           net cash provided by operating
           activities:
             Interest credited to:
              Fixed annuity contracts                              72,975,000            66,311,000          87,479,000
              Guaranteed investment contracts                       3,733,000                  ---                 ---
             Net realized investment losses                         4,363,000            33,713,000          22,247,000
             Accretion of net discounts on
              investments                                          (6,865,000)           (2,050,000)         (9,149,000)
             Amortization of goodwill                               1,168,000             1,169,000           1,167,000
             Provision for deferred income taxes                   (1,489,000)           19,395,000           2,982,000
             Cumulative effect of change in
              accounting for income taxes                                ---             20,463,000                ---
         Change in:
             Deferred acquisition costs                            (7,180,000)          (34,612,000)        (48,413,000)
             Other assets                                           7,047,000             5,133,000           3,017,000
             Income taxes receivable/payable                        3,389,000             6,559,000          23,479,000
             Other liabilities                                      2,231,000                46,000          11,596,000
          Other, net                                                3,380,000              (950,000)            466,000
                                                                 ------------          ------------        ------------
NET CASH PROVIDED BY OPERATING ACTIVITIES                         122,010,000           139,329,000         136,589,000
                                                                 ------------          ------------        ------------

CASH FLOWS FROM FINANCING ACTIVITIES:
           Premium receipts on:
            Fixed annuity contracts                               245,320,000           138,526,000          63,796,000
            Guaranteed investment contracts                       275,000,000                  ---                 ---
           Net exchanges to (from) the fixed
            accounts of variable annuity
            contracts                                              10,475,000           (29,286,000)        (45,516,000)
           Withdrawal payments on:
            Fixed annuity contracts                              (237,977,000)         (269,412,000)       (245,250,000)
            Guaranteed investment contracts                        (1,638,000)                 ---                 ---
           Claims and annuity payments on
            fixed annuity contracts                               (31,237,000)          (31,146,000)        (33,938,000)
           Net increase in subordinated notes
            payable to Parent                                            ---                   ---           18,500,000
           Net receipts from (repayments of)
            other short-term financings                             5,034,000          (166,685,000)         38,857,000
                                                                 ------------          ------------        ------------
NET CASH PROVIDED (USED) BY FINANCING
 ACTIVITIES                                                       264,977,000          (358,003,000)       (203,551,000)
                                                                 ------------          ------------        ------------

                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

                                                                                                     Years ended September 30,
                                                                     ---------------------------------------------------------
                                                                                1995                 1994                 1993
                                                                     ---------------      ---------------      ---------------
CASH FLOWS FROM INVESTING ACTIVITIES:
 Purchases of:
   Bonds, notes and redeemable preferred
            stocks available for sale                                $(1,556,586,000)      $(1,197,743,000)    $(1,254,755,000)
   Bonds, notes and redeemable preferred
            stocks held for investment                                          ---               (209,000)        (64,167,000)
   Mortgage loans                                                               ---            (10,666,000)        (39,100,000)
   Other investments, excluding
            short-term investments                                       (13,028,000)          (26,108,000)        (31,674,000)
 Sales of:
   Bonds, notes and redeemable preferred
            stocks available for sale                                  1,026,078,000           877,068,000         878,277,000
   Bonds, notes and redeemable preferred
            stocks held for investment                                          ---                   ---           82,014,000
   Real estate                                                            36,813,000            33,443,000          38,333,000
   Other investments, excluding
            short-term investments                                         5,130,000             2,353,000          21,616,000
   Redemptions and maturities of:
   Bonds, notes and redeemable preferred
            stocks available for sale                                    157,195,000           139,691,000         255,787,000
   Bond, notes and redeemable preferred
            stocks held for investment                                    21,493,000            34,072,000         184,925,000
   Investment in real estate separate
            account                                                             ---                   ---           92,130,000
   Mortgage loans                                                         14,403,000            10,087,000          17,614,000
   Other investments, excluding
            short-term investments                                        13,286,000            13,500,000           6,962,000
 Payment of holdback liability for 1990
  purchase of annuity business                                                  ---                   ---          (14,250,000)
                                                                     ---------------       ---------------     ---------------
NET CASH PROVIDED (USED) BY INVESTING
 ACTIVITIES                                                             (295,216,000)         (124,512,000)        173,712,000


NET INCREASE (DECREASE) IN CASH AND
         SHORT-TERM INVESTMENTS                                           91,771,000          (343,186,000)        106,750,000

CASH AND SHORT-TERM INVESTMENTS AT
         BEGINNING OF PERIOD                                             157,438,000           500,624,000         393,874,000
                                                                     ---------------       ---------------     ---------------
CASH AND SHORT-TERM INVESTMENTS AT
         END OF PERIOD                                               $   249,209,000       $   157,438,000     $   500,624,000
                                                                     ===============       ===============     ===============
SUPPLEMENTAL CASH FLOW INFORMATION:

  Interest paid on indebtedness                                      $     3,235,000       $     1,175,000     $        34,000
                                                                     ===============       ===============     ===============
  Income taxes paid (recovered)                                      $    23,656,000       $    (3,328,000)    $    (6,736,000)
                                                                     ===============       ===============     ===============



             The accompanying notes are an integral part of these
                      consolidated financial statements.

                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS


1.       SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

         GENERAL: Anchor National Life Insurance Company (the "Company") is a wholly owned indirect subsidiary of SunAmerica Inc. (the "Parent").

         The consolidated financial statements include the accounts of the Company and all significant subsidiaries, including Anchor Investment Advisor, Inc.; SunAmerica Asset Management Corp.; SunAmerica Capital Services, Inc.; Saamsun Holdings Corp.; SAM Holdings Corporation; SunRoyal Holding Corporation; and Royal Alliance Associates, Inc.
         All significant intercompany transactions have been eliminated. Certain items have been reclassified to conform to the current year's presentation.

         INVESTMENTS: Cash and short-term investments primarily include cash, commercial paper, money market investments, repurchase agreements and short-term bank participations. All such investments are carried at cost plus accrued interest, which approximates fair value, have maturities of three months or less and are considered cash equivalents for purposes of reporting cash flows. Bonds, notes and redeemable preferred stocks available for sale and common stocks are carried at aggregate fair value and changes in unrealized gains or losses, net of tax, are credited or charged directly to shareholder's equity. It is management's intent, and the Company has the ability, to hold the remainder of bonds, notes and redeemable preferred stocks until maturity, and therefore, these investments are carried at amortized cost. Bonds, notes and redeemable preferred stocks, whether available for sale or held for investment, are reduced to estimated net realizable value when necessary for declines in value considered to be other than temporary. Estimates of net realizable value are subjective and actual realization will be dependant upon future events. Mortgage loans are carried at amortized unpaid balances, net of provisions for estimated losses. Real estate is carried at the lower of cost or fair value. Other invested assets include investments in limited partnerships, most of which are accounted for by using the cost method of accounting; separate account investments; leveraged leases; policy loans, which are carried at unpaid balances; and collateralized mortgage obligation residuals. Realized gains and losses on the sale of investments are recognized in operations at the date of sale and are determined using the specific cost identification method. Premiums and discounts on investments are amortized to investment income using the interest method over the contractual lives of the investments.

         DEFERRED ACQUISITION COSTS: Policy acquisition costs are deferred and amortized, with interest, over the estimated lives of the contracts in relation to the present value of estimated gross profits, which are composed of net interest income, net realized investment gains and losses, variable annuity fees, surrender charges and direct administrative expenses. Costs incurred to sell mutual funds are also deferred and amortized over the estimated lives of the funds obtained. Deferred acquisition costs consist of commissions and other costs which vary with, and are primarily related to, the production or acquisition of new business.

         As debt and equity securities available for sale are carried at aggregate fair value, an adjustment is made to deferred acquisition costs equal to the change in amortization that would have been recorded if such

                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS


1.       SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

         securities had been sold at their stated aggregate fair value and the proceeds reinvested at current yields. The change in this adjustment, net of tax, is included with the change in net unrealized gains or losses on debt and equity securities available for sale that is credited or charged directly to shareholder's equity. At September 30, 1995 and 1994, deferred acquisition costs have been increased by $4,600,000 and $45,000,000, respectively, for this adjustment.

         VARIABLE ANNUITY ASSETS AND LIABILITIES: The assets and liabilities resulting from the receipt of variable annuity premiums are segregated in separate accounts. The Company receives administrative fees for managing the funds and other fees for assuming mortality and certain expense risks. Such fees are included in Variable Annuity Fees in the income statement.

         GOODWILL: Goodwill, amounting to $20,647,000 at September 30, 1995, is amortized by using the straight-line method over a period averaging 25 years and is included in Other Assets in the balance sheet.

         CONTRACTHOLDER RESERVES: Contractholder reserves for fixed annuity contracts and guaranteed investment contracts are accounted for as investment-type contracts in accordance with Statement of Financial Accounting Standards No. 97, "Accounting and Reporting by Insurance Enterprises for Certain Long-Duration Contracts and for Realized Gains and Losses from the Sale of Investments," and are recorded at accumulated value (premiums received, plus accrued interest, less withdrawals and assessed fees).

         FEE INCOME: Variable Annuity fees and asset management fees are recognized in income as earned. Net retained commissions are recognized on a trade date basis.

         INCOME TAXES: The Company is included in the consolidated federal income tax return of the Parent and files as a "life insurance company" under the provisions of the Internal Revenue Code of 1986. Income taxes have been calculated as if the Company filed a separate return. Effective October 1, 1993 deferred income tax assets and liabilities are recognized based on the difference between financial statement carrying amounts and income tax bases of assets and liabilities using enacted income tax rates and laws.

                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS


2.       INVESTMENTS

         The amortized cost and estimated fair value of bonds, notes and redeemable preferred stocks available for sale and held for investment by major category follow:


                                                                                                               ESTIMATED
                                                                                     AMORTIZED                      FAIR
                                                                                          COST                     VALUE
                                                                               ---------------           ---------------
         AT SEPTEMBER 30, 1995:

         AVAILABLE FOR SALE:
          Securities of the United States
           Government                                                          $    63,701,000           $    65,195,000
          Mortgage-backed securities                                             1,144,645,000             1,134,361,000
          Securities of public utilities                                               792,000                   774,000
          Corporate bonds and notes                                                290,924,000               288,883,000
                                                                               ---------------           ---------------
          Total available for sale                                             $ 1,500,062,000           $ 1,489,213,000
                                                                               ---------------           ---------------
         HELD FOR INVESTMENT:
          Securities of the United States
           Government                                                          $    10,379,000           $    10,797,000
          Mortgage-backed securities                                                 8,378,000                 8,378,000
          Corporate bonds and notes                                                105,980,000               112,665,000
          Other debt securities                                                     33,164,000                33,164,000
                                                                               ---------------           ---------------
          Total held for investment                                            $   157,901,000           $   165,004,000
                                                                               ===============           ===============

         AT SEPTEMBER 30, 1994:

         AVAILABLE FOR SALE:
          Securities of the United States
           Government                                                          $    16,623,000           $    16,379,000
          Mortgage-backed securities                                               833,445,000               765,946,000
          Securities of public utilities                                            13,423,000                12,837,000
          Corporate bonds and notes                                                243,405,000               229,411,000
          Redeemable preferred stocks                                                1,375,000                 1,547,000
                                                                               ---------------           ---------------
          Total available for sale                                             $ 1,108,271,000           $ 1,026,120,000
                                                                               ===============           ===============

         HELD FOR INVESTMENT:
          Securities of the United States
           Government                                                          $    10,370,000           $    10,320,000
          Mortgage-backed securities                                                 8,831,000                 8,725,000
          Corporate bonds and notes                                                126,333,000               130,851,000
          Other debt securities                                                     30,351,000                30,351,000
                                                                               ---------------           ---------------
          Total held for investment                                            $   175,885,000           $   180,247,000
                                                                               ===============           ===============

                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS


2.       INVESTMENTS (CONTINUED)

         The amortized cost and estimated fair value of bonds, notes and redeemable preferred stocks available for sale and held for investment by contractual maturity, as of September 30, 1995, follow:

                                                                                                                ESTIMATED
                                                                                        AMORTIZED                    FAIR
                                                                                             COST                   VALUE
                                                                                  ---------------         ---------------
         AVAILABLE FOR SALE:
           Due in one year or less                                                $    10,243,000         $    11,285,000
           Due after one year through five years                                       52,644,000              52,922,000
           Due after five years through ten years                                     223,820,000             222,362,000
           Due after ten years                                                         68,710,000              68,283,000
           Mortgage-backed securities                                               1,144,645,000           1,134,361,000
                                                                                  ---------------         ---------------
              Total available for sale                                            $ 1,500,062,000         $ 1,489,213,000
                                                                                  ===============         ===============

         HELD FOR INVESTMENT:
           Due in one year or less                                                $       500,000         $       500,000
           Due after one year through five years                                       33,465,000              35,103,000
           Due after five years through ten years                                      67,109,000              70,970,000
           Due after ten years                                                         48,449,000              50,053,000
           Mortgage-backed securities                                                   8,378,000               8,378,000
                                                                                  ---------------         ---------------
              Total held for investment                                           $   157,901,000         $   165,004,000
                                                                                  ===============         ===============

Actual maturities of bonds, notes and redeemable preferred stocks will differ from those shown above because of prepayments and redemptions.

                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS


2.       INVESTMENTS (CONTINUED)

         Gross unrealized gains and losses on bonds, notes and redeemable preferred stocks available for sale and held for investment by major category follow:

                                                                                            GROSS                   GROSS
                                                                                       UNREALIZED              UNREALIZED
                                                                                            GAINS                  LOSSES
                                                                                   --------------         ---------------
         AT SEPTEMBER 30, 1995:

         AVAILABLE FOR SALE:
           Securities of the United States
              Government                                                           $    1,545,000         $       (51,000)
           Mortgage-backed securities                                                  12,117,000             (22,401,000)
           Securities of public utilities                                                    ---                  (18,000)
           Corporate bonds and notes                                                    5,344,000              (7,385,000)
                                                                                   --------------         ---------------
           Total available for sale                                                $   19,006,000         $   (29,855,000)
                                                                                   ==============         ===============
         HELD FOR INVESTMENT:
           Securities of the United States
              Government                                                           $      432,000         $       (14,000)
           Corporate bonds and notes                                                    6,685,000                    ---
                                                                                   --------------         ---------------
           Total held for investment                                               $    7,117,000         $       (14,000)
                                                                                   ==============         ===============

         AT SEPTEMBER 30, 1994:

         AVAILABLE FOR SALE:
           Securities of the United States
              Government                                                           $         ---          $      (244,000)
           Mortgage-backed securities                                                   2,852,000             (70,351,000)
           Securities of public utilities                                                    ---                 (586,000)
           Corporate bonds and notes                                                      753,000             (14,747,000)
           Redeemable preferred stocks                                                    172,000                    ---
                                                                                   --------------         ---------------
           Total available for sale                                                $    3,777,000         $   (85,928,000)
                                                                                   ==============         ===============
         HELD FOR INVESTMENT:
           Securities of the United States
              Government                                                           $       85,000         $      (135,000)
           Mortgage-backed securities                                                       7,000                (113,000)
           Corporate bonds and notes                                                    4,619,000                (101,000)
                                                                                   --------------         ---------------
           Total held for investment                                               $    4,711,000         $      (349,000)
                                                                                   ==============         ===============

                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS


2.       INVESTMENTS (CONTINUED)

         At September 30, 1995, gross unrealized gains on equity securities aggregated $1,082,000 and gross unrealized losses aggregated $3,561,000. At September 30, 1994, gross unrealized gains on equity securities aggregated $878,000 and gross unrealized losses aggregated $2,117,000.

         Gross realized investment gains and losses on sales of all types of investments are as follows:

                                                                                              YEARS ENDED SEPTEMBER 30,
                                                               --------------------------------------------------------
                                                                         1995                 1994                 1993
                                                               -------------         -------------        -------------
         Bonds, notes and redeemable
           preferred stocks:
           Available for sale:
              Realized gains                                    $  15,983,000        $  12,760,000        $  20,193,000
              Realized losses                                     (21,842,000)         (31,066,000)          (8,132,000)

           Held for investment:
              Realized gains                                        2,413,000              890,000            5,194,000
              Realized losses                                        (586,000)          (1,913,000)            (257,000)

         Equities:
           Realized gains                                             994,000              467,000            2,445,000
           Realized losses                                           (114,000)            (303,000)          (2,653,000)

         Other investments:
           Realized gains                                           3,561,000                 ---               255,000
           Realized losses                                            (12,000)            (358,000)          (1,573,000)

         Impairment writedowns                                     (4,760,000)         (14,190,000)         (37,719,000)
                                                                -------------        -------------        -------------
         Total net realized
           investment losses                                    $  (4,363,000)       $ (33,713,000)       $ (22,247,000)
                                                                =============        =============        =============

         The net realized gains and losses included in bonds, notes and redeemable preferred stocks held for investment in 1995 and 1994 reflect net gains and losses realized upon redemptions, the net of which amounted to gains of $1,827,000 in 1995 and losses of $1,023,000 in 1994. In 1993, the net gains of $4,937,000 were realized on sales of securities totaling $77,077,000.

                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

2.       INVESTMENTS (CONTINUED)

         The sources and related amounts of investment income are as follows:

                                                                                               YEARS ENDED SEPTEMBER 30,
                                                                 -------------------------------------------------------
                                                                          1995                 1994                 1993
                                                                 -------------        -------------        -------------
         Short-term investments                                  $   8,308,000        $   4,648,000        $   7,278,000
         Bonds, notes and
           redeemable preferred
           stocks                                                  107,643,000           98,935,000          106,013,000
         Mortgage loans                                              7,419,000           12,133,000            9,418,000
         Common stocks                                                   3,000                1,000               15,000
         Real estate                                                   (51,000)           1,379,000              302,000
         Limited partnerships                                        5,128,000            9,487,000           12,064,000
         Other invested assets                                       1,016,000            1,175,000            2,501,000
                                                                 -------------        -------------        -------------
           Total investment income                               $ 129,466,000        $ 127,758,000        $ 137,591,000
                                                                 =============        =============        =============

         Expenses incurred to manage the investment portfolio amounted to $1,983,000 for the year ended September 30, 1995, $1,714,000 for the year ended September 30, 1994, and $1,478,000 for the year ended September 30, 1993 and are included in General and Administrative Expenses in the income statement.

         At September 30, 1995, no investment exceeded 10% of the Company's consolidated shareholder's equity.

         At September 30, 1995, mortgage loans were collateralized by properties located in 8 states, with loans totaling approximately 22% of the aggregate carrying value of the portfolio secured by properties located in Colorado, approximately 18% by properties located in California and approximately 17% by properties located in New Jersey. No more than 13% of the portfolio was secured by properties in any other single state.

         At September 30, 1995, bonds, notes and redeemable preferred stocks included $148,355,000 (at amortized cost, with fair value of $143,778,000) of investments not rated investment grade by either Standard & Poor's Corporation, Moody's Investors Service or under National Association of Insurance Commissioners' guidelines. The Company had no material concentrations of non-investment grade assets at September 30, 1995.

         At September 30, 1995, the amortized cost of investments in default as to the payment of principal or interest was $4,958,000 and the fair value was $3,500,000, all of which are unsecured non-investment grade bonds.

         At September 30, 1995, $5,108,000 of bonds, at amortized cost, were on deposit with regulatory authorities in accordance with statutory requirements.

         The Company has undertaken to dispose of certain real estate investments, having an aggregate carrying value of $55,798,000, during the next one to two years, to affiliated or nonaffiliated parties, and the Parent has

                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

2.       INVESTMENTS (CONTINUED)

         guaranteed that the Company will receive its current carrying value for these assets.

3.       DISCLOSURE ABOUT FAIR VALUE OF FINANCIAL INSTRUMENTS

         The following estimated fair value disclosures are limited to the reasonable estimates of the fair value of only the Company's financial instruments. The disclosures do not address the value of the Company's recognized and unrecognized nonfinancial assets (including its other invested assets, equity investments and real estate investments) and liabilities or the value of anticipated future business. The Company does not plan to sell most of its assets or settle most of its liabilities at these estimated fair values.

         The fair value of a financial instrument is the amount at which the instrument could be exchanged in a current transaction between willing parties, other than in a forced or liquidation sale. Selling expenses and potential taxes are not included. The estimated fair value amounts were determined using available market information, current pricing information and various valuation methodologies. If quoted market prices were not readily available for a financial instrument, management determined an estimated fair value. Accordingly, the estimates may not be indicative of the amounts the financial instruments could be exchanged for in a current or future market transaction.

         The following methods and assumptions were used to estimate the fair value of each class of financial instruments for which it is practicable to estimate that value:

         CASH AND SHORT TERM INVESTMENTS: Carrying value is considered to be a reasonable estimate of fair value.

         BONDS, NOTES AND REDEEMABLE PREFERRED STOCKS: Fair value is based principally on independent pricing services, broker quotes and other independent information.

         MORTGAGE LOANS: Fair values are primarily determined by discounting future cash flows to the present at current market rates, using expected prepayment rates.

         VARIABLE ANNUITY ASSETS: Variable annuity assets are carried at the market value of the underlying securities.

         RESERVES FOR FIXED ANNUITY CONTRACTS: Deferred annuity contracts and single premium life contracts are assigned fair value equal to current net surrender value. Annuitized contracts are valued based on the present value of future cash flows at current pricing rates.

         RESERVES FOR GUARANTEED INVESTMENT CONTRACTS: Fair value is based on the present value of future cash flows at current pricing rates.

         PAYABLE TO BROKERS FOR PURCHASES OF SECURITIES: Such obligations represent net transactions of a short-term nature for which the carrying value is considered a reasonable estimate of fair value.

                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

3.       DISCLOSURE ABOUT FAIR VALUE OF FINANCIAL INSTRUMENTS (CONTINUED)

         VARIABLE ANNUITY LIABILITIES: Fair values of contracts in the accumulation phase are based on net surrender values. Fair values of contracts in the payout phase are based on the present value of future cash flows at assumed investment rates.

         SUBORDINATED NOTES PAYABLE TO PARENT: Fair value is estimated based on the quoted market prices for similar issues.

         The estimated fair values of the Company's financial instruments at September 1995 and 1994, compared with their respective carrying values are as follows:

                                                                            CARRYING                      FAIR
                                                                               VALUE                     VALUE
                                                                     ---------------           ---------------
         1995:

         Assets:
           Cash and short-term investments                           $   249,209,000           $   249,209,000
           Bonds, notes and redeemable
              preferred stocks                                         1,647,114,000             1,654,217,000
           Mortgage loans                                                 94,260,000                95,598,000
           Variable annuity assets                                     5,230,246,000             5,230,246,000

         Liabilities:
           Reserves for fixed annuity
              contracts                                                1,497,052,000             1,473,757,000
           Reserves for guaranteed
              investment contracts                                       277,095,000               277,095,000
           Payable to brokers for
              purchases of securities                                    155,861,000               155,861,000
           Variable annuity liabilities                                5,230,246,000             5,077,257,000
           Subordinated notes payable to
              Parent                                                      34,000,000                34,620,000
                                                                     ===============           ===============
         1994:

         Assets:
           Cash and short-term investments                           $   157,438,000           $   157,438,000
           Bonds, notes and redeemable
              preferred stocks                                         1,202,005,000             1,206,367,000
           Mortgage loans                                                108,332,000               104,835,000
           Variable annuity assets                                     4,486,703,000             4,486,703,000

         Liabilities:
           Reserves for fixed annuity
              contracts                                                1,437,488,000             1,411,117,000
           Payable to brokers for purchases
              of securities                                              124,624,000               124,624,000
           Variable annuity liabilities                                4,486,703,000             4,335,753,000
           Subordinated notes payable to
              Parent                                                      34,000,000                33,897,000
                                                                     ===============           ===============

                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS


4.       SUBORDINATED NOTES PAYABLE TO PARENT

         Subordinated notes payable to Parent bear interest at a weighted average rate of 7.20% (with rates ranging from 7.00% to 9.00%) and require principal payments of $22,500,000 in 1996, $4,000,000 in 1997 and $7,500,000 in 1998.


5.       CONTINGENT LIABILITIES

         The Company is involved in various kinds of litigation common to its businesses. These cases are in various stages of development and, based on reports of counsel, management believes that provisions made for potential losses are adequate and any further liabilities and costs will not have a material adverse impact upon the Company's financial position or results of operations.

6.       SHAREHOLDER'S EQUITY

         The Company is authorized to issue 4,000 shares of its $1,000 par value Common Stock. At September 30, 1995, 1994 and 1993, 3,511 shares are outstanding. Changes in shareholder's equity are as follows:

                                                                                                        YEARS ENDED SEPTEMBER 30,
                                                                          -------------------------------------------------------
                                                                                   1995                 1994                 1993
                                                                          -------------        -------------        -------------
          RETAINED EARNINGS:
            Beginning balance                                             $ 152,088,000        $ 127,936,000        $  86,218,000
            Net income                                                       39,258,000           24,152,000           41,718,000
                                                                          -------------        -------------        -------------
            Ending balance                                                $ 191,346,000        $ 152,088,000        $ 127,936,000
                                                                          =============        =============        =============

          NET UNREALIZED GAINS (LOSSES)
           ON DEBT AND EQUITY SECURITIES
           AVAILABLE FOR SALE:
            Beginning balance                                             $ (24,953,000)       $ (13,230,000)       $ (20,127,000)
            Change in net unrealized
              gains (losses) on debt
              securities available
              for sale                                                       71,302,000          (69,407,000)           4,998,000
            Change in net unrealized
              gains (losses) on equity
              securities available
              for sale                                                       (1,240,000)            (753,000)           1,899,000
            Change in adjustment to
              deferred acquisition costs                                    (40,400,000)          45,000,000                 ---
            Tax effects of net changes                                      (10,382,000)          13,437,000                 ---
                                                                          -------------        -------------        -------------
            Ending balance                                                $  (5,673,000)       $ (24,953,000)       $ (13,230,000)
                                                                          =============        =============        =============

                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS


6.       SHAREHOLDER'S EQUITY (CONTINUED)

         Dividends which the Company may pay to its shareholder in any year without prior approval of the California Insurance Commissioner are limited by statute. Under California insurance law, without prior approval of the insurance commissioner, dividends and distributions to shareholders are limited to the greater of (i) 10% of the preceding December 31 balance of statutory surplus as regards policyholders or
         (ii) the prior calendar year's net statutory gain from operations. In addition, new law requires prior notice of any dividend and grants the commissioner authority to order that a dividend not be paid. No dividends were paid in fiscal years 1995, 1994 or 1993.

         Under statutory accounting principles utilized in filings with insurance regulatory authorities, the Company's net income for the nine months ended September 30, 1995 was $34,477,000. The statutory net income for the year ended December 31, 1994 was $35,060,000 and for the year ended December 31, 1993 was $51,686,000. The Company's statutory capital and surplus was $260,454,000 at September 30, 1995, $219,577,000 at December 31, 1994 and $199,082,000 at December 31,
         1993.

7.       INCOME TAXES

         The components of the provisions for federal income taxes on pretax income consist of the following:

                                                     NET REALIZED
                                                       INVESTMENT
                                                    GAINS (LOSSES)        OPERATIONS                TOTAL
                                                     ------------       ------------         ------------
         1995:
         Currently payable                           $  4,248,000       $ 22,980,000         $ 27,228,000
         Deferred                                      (6,113,000)         4,624,000           (1,489,000)
                                                     ------------       ------------         ------------

         Total income tax expense                    $ (1,865,000)      $ 27,604,000         $ 25,739,000
                                                     ============       ============         ============
         1994:
         Currently payable                           $ (6,825,000)      $ 10,135,000         $  3,310,000
         Deferred                                      (1,320,000)        20,715,000           19,395,000
                                                     ------------       ------------         ------------

         Total income tax expense                    $ (8,145,000)      $ 30,850,000         $ 22,705,000
                                                     ============       ============         ============
         1993:
         Currently payable                           $   (836,000)      $ 19,648,000         $ 18,812,000
         Deferred                                      (6,819,000)         9,801,000            2,982,000
                                                     ------------       ------------         ------------

         Total income tax expense                    $ (7,655,000)      $ 29,449,000         $ 21,794,000
                                                     ============       ============         ============

                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS


7.       INCOME TAXES (CONTINUED)

         Income taxes computed at the United States federal income tax rate of 35% for 1995 and 1994 and 34.75% for 1993 and income taxes provided differ as follows:


                                                                                   YEARS ENDED SEPTEMBER 30,
                                                    --------------------------------------------------------
                                                             1995                  1994                 1993
                                                    -------------         -------------       --------------
         Amount computed at
            statutory rate                          $  22,749,000         $  23,562,000       $   22,000,000
         Increases (decreases)
            resulting from:
              Amortization of differences
                between book and tax
                bases of net assets
                acquired                                3,049,000               465,000            1,423,000
              State income taxes, net of
                federal tax benefit                       437,000              (662,000)            (223,000)
              Tax credits                                (168,000)             (612,000)          (1,849,000)
              Other                                      (328,000)              (48,000)             443,000
                                                   --------------        --------------       --------------
         Total income tax expense                  $   25,739,000        $   22,705,000       $   21,794,000
                                                   ==============        ==============       ==============

         For United States federal income tax purposes, certain amounts from life insurance operations are accumulated in a memorandum policyholders' surplus account and are taxed only when distributed to shareholders or when such account exceeds prescribed limits. The accumulated policyholders' surplus was $14,300,000 at September 30, 1995. The Company does not anticipate any transactions which would cause any part of this surplus to be taxable.

                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS


7.       INCOME TAXES (CONTINUED)

         Effective October 1, 1993, the Company adopted the provisions of Statement of Financial Accounting Standards No. 109, "Accounting for Income Taxes." Accordingly, the cumulative effect of this change in accounting for income taxes was recorded during the quarter ended December 31, 1993 to increase the liability for deferred income taxes by $20,463,000.

         Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax reporting purposes. The significant components of the liability for deferred income taxes are as follows:

                                                                          SEPTEMBER 30,        SEPTEMBER 30,
                                                                                   1995                 1994
                                                                          -------------        -------------
         Deferred tax liabilities:
           Investments                                                    $  14,181,000        $  17,079,000
           Deferred acquisition costs                                       118,544,000          117,200,000
           State income taxes                                                 1,847,000            2,917,000
                                                                          -------------        -------------
           Total deferred tax liabilities                                   134,572,000          137,196,000
                                                                          -------------        -------------
         Deferred tax assets:
           Contractholder reserves                                          (55,910,000)         (54,819,000)
           Guaranty fund assessments                                         (1,123,000)          (1,197,000)
           Deferred expenses                                                 (1,025,000)          (3,177,000)
           Net unrealized losses on certain
             debt and equity securities                                      (3,055,000)         (13,436,000)
                                                                          -------------        -------------
           Total deferred tax assets                                        (61,113,000)         (72,629,000)
                                                                          -------------        -------------

         Deferred income taxes                                            $  73,459,000        $  64,567,000
                                                                          =============        =============

                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS


8.       RELATED PARTY MATTERS

         The Company pays commissions to two affiliated companies, SunAmerica Securities, Inc. and Royal Alliance Associates, Inc. These broker-dealers represent a significant portion of the Company's business, amounting to approximately 28.2%, 28.3% and 30.6% of premiums in 1995, 1994 and 1993, respectively. Commissions paid to these broker-dealers totaled $19,828,000 in 1995, $18,725,000 in 1994 and $17,541,000 in 1993.

         The Company purchases administrative, investment management, accounting, marketing and data processing services from SunAmerica Financial, Inc., whose purpose is to provide services to the SunAmerica companies. Amounts paid for such services totaled $42,083,000 for the year ended September 30, 1995, $36,934,000 for the year ended September 30, 1994 and $32,711,000 for the year ended September 30, 1993.

         During the year ended September 30, 1994, the Company sold to the Parent real estate for cash equal to its carrying value of $29,761,000. During the year ended September 30, 1993, the Company sold to the Parent various invested assets for cash equal to their carrying values of $88,488,000 (including real estate of $45,668,000).

         During the year ended September 30, 1993, the Company sold to SunAmerica Life Insurance Company various invested assets with carrying values of $46,332,000 for cash of $46,334,000 and recorded net gains of $2,000.

                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS


9.       BUSINESS SEGMENTS

         The Company has three business segments: annuity operations, asset management, and broker-dealer operations. Respectively, these include the sale of fixed and variable annuities; the management and marketing of mutual funds; and the sale of securities and financial services products. Summarized data for the years ended September 30, 1995, 1994 and 1993 follow:


                                                         TOTAL
                                                  DEPRECIATION
                                                           AND
                                     TOTAL        AMORTIZATION              PRETAX             TOTAL
                                  REVENUES             EXPENSE              INCOME            ASSETS
                             -------------       -------------       -------------    --------------
1995:
Annuity operations           $ 205,698,000       $  36,642,000       $  55,462,000    $7,667,946,000
Asset management                30,253,000          24,069,000             510,000        86,510,000
Broker-dealer operations        23,525,000             411,000           9,025,000        29,241,000
                             -------------       -------------       -------------    --------------
   Total                     $ 259,476,000       $  61,122,000       $  64,997,000    $7,783,697,000
                             =============       =============       =============    ==============
1994:
Annuity operations           $ 171,553,000       $  26,298,000       $  52,284,000    $6,473,065,000
Asset management                32,803,000          19,330,000           7,916,000       102,192,000
Broker-dealer operations        19,272,000             408,000           7,120,000        26,869,000
                             -------------       -------------       -------------    --------------
   Total                     $ 223,628,000       $  46,036,000       $  67,320,000    $6,602,126,000
                             =============       =============       =============    ==============
1993:
Annuity operations           $ 181,057,000       $  23,634,000       $  42,682,000    $6,545,966,000
Asset management                33,826,000           8,853,000          14,806,000        98,137,000
Broker-dealer operations        16,904,000             440,000           6,024,000        27,286,000
                             -------------       -------------       -------------    --------------
   Total                     $ 231,787,000       $  32,927,000       $  63,512,000    $6,671,389,000
                             =============       =============       =============    ==============

                           PART C - OTHER INFORMATION


Item 24.  Financial Statements and Exhibits

(a)      Financial Statements

         The following financial statements are included in Part A of the Registration Statement:

                 None.

         The following financial statements are included in Part B of the Registration Statement:

         Consolidated Financial Statements of Anchor National Life Insurance Company


(b)    Exhibits

         (1)     Resolutions Establishing Separate Account .. Previously Filed
         (2)     Custody Agreements ......................... Previously Filed
         (3)     (a) Form of Distribution Contract .......... Previously Filed
                 (b) Form of Selling Agreement .............. Previously Filed
         (4)     Variable Annuity Contract .................. Previously Filed
         (5)     Application for Contract ................... Previously Filed
         (6)     Depositor - Corporate Documents
                 (a) Certificate of Incorporation ........... Previously Filed
                 (b) By-Laws ................................ Previously Filed
         (7)     Reinsurance Contract ....................... Not Applicable
         (8)     Form of Fund Participation Agreement ....... Previously Filed
         (9)     Opinion of Counsel ......................... Previously Filed
                 Consent of Counsel ......................... Previously Filed
         (10)    Consent of Independent Accountants ......... Filed Herewith
         (11)    Financial Statements Omitted from Item 23 .. None
         (12)    Initial Capitalization Agreement ........... Not Applicable
         (13)    Performance Computations ................... Not Applicable
         (14)    Diagram and Listing of All Persons
                 Directly or Indirectly Controlled By
                 or Under Common Control with
                 Anchor National Life Insurance Company,
                 the Depositor of Registrant ................ Filed Herewith
         (15)    Powers of Attorney ......................... Previously Filed

Item 25.  Directors and Officers of the Depositor

         The officers and directors of Anchor National Life Insurance Company are listed below. Their principal business address is 1 SunAmerica Center, Los Angeles, California 90067-6022, unless otherwise noted.

         Name                                      Position
         ----                                      --------
         Eli Broad                         Chairman, President and
                                             Chief Executive Officer
         Jay S. Wintrob                    Director and Executive
                                             Vice President
         Peter McMillan                    Director
         Jana W. Greer                     Director and Senior Vice President
         James R. Belardi                  Director, Senior Vice President and
                                             Treasurer
         Lorin M. Fife                     Director, Senior Vice President,
                                             General Counsel and Assistant
                                             Secretary
         Susan L. Harris                   Director, Senior Vice President
                                             and Secretary
         Gary W. Krat                      Director and Senior Vice President
         Scott L. Robinson                 Director and Senior Vice President
         N. Scott Gillis                   Senior Vice President and
                                             Controller
         Edwin R. Reoliquio                Senior Vice President and Chief
                                             Actuary
         Scott H. Richland                 Vice President and Assistant
                                             Treasurer
         Victor E. Akin                    Vice President
         Michael L. Fowler                 Vice President
         J. Franklin Grey                  Vice President
         Keith B. Jones                    Vice President
         Michael Lindquist                 Vice President
         Edward P. Nolan*                  Vice President
         Greg Outcalt                      Vice President
         James W. Rowan                    Vice President

__________________

* 88 Bradley Road, P.O. Box 4005, Woodbridge, Connecticut 06525


Item 26. Persons Controlled By or Under Common Control With Depositor or Registrant

         The Registrant is a separate account of Anchor National Life Insurance Company (Depositor). For a complete listing and diagram of all persons directly or indirectly controlled by or under common control with the Depositor or Registrant, see Exhibit 14 which is incorporated herein by reference.


Item 27.  Number of Contract Owners

         None.


Item 28.  Indemnification

         None.


Item 29.  Principal Underwriter

         SunAmerica Capital Services, Inc. serves as distributor to the Registrant.

         Its principal business address is 733 Third Avenue, 4th Floor, New York, New York 10017. The following are the directors and officers of SunAmerica Capital Services, Inc.

         Name                              Position with Distributor
         ----                              -------------------------
         Peter Harbeck                     Director and President
         Robert M. Zakem                   Director, Executive Vice President
                                             and Assistant Secretary
         Gary W. Krat                      Director
         Enrique Lopez-Balboa              Vice President
         Steven Rothstein                  Treasurer
         Susan L. Harris                   Secretary
         Lorin M. Fife                     Assistant Secretary
         Barbara McInerney                 Assistant Secretary


                 Net
                 Distribution     Compensation
Name of          Discounts and    on Redemption    Brokerage
Distributor      Commissions      Annuitization    Commission    Commissions*
------------     --------------   -------------    -----------   -------------
SunAmerica       None             None             None          None
 Capital
 Services, Inc.

------------------
* Distribution fee is paid by Anchor National Life Insurance Company.


Item 30.  Location of Accounts and Records

         Anchor National Life Insurance Company, the Depositor for the Registrant, is located at 1 SunAmerica Center, Los Angeles, California 90067-6022. SunAmerica Capital Services, Inc., the distributor of the Contracts, is located at 733 Third Avenue, 4th Floor, New York, New York 10017. Each maintains those accounts and records required to be maintained by it pursuant to Section 31(a) of the Investment Company Act and the rules promulgated thereunder.

         State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02100, maintains certain accounts and records pursuant to the instructions of the Registrant.


Item 31.  Management Services

         Not Applicable.


Item 32.  Undertakings

         Registrant undertakes to (1) file post-effective amendments to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity Contracts may be accepted; (2) include either (A) as part of any application to purchase a Contract offered by the prospectus forming a part of the Registration Statement, a space that an applicant can check to request a Statement of Additional Information, or (B) a postcard or similar written communication affixed to or included in the Prospectus that the Applicant can remove to send for a Statement of Additional Information; and (3) deliver any Statement of Additional Information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request.


Item 33.  Representation

         The Company hereby represents that it is relying upon a No-Action Letter issued to the American Council of Life Insurance dated November 28, 1988 (Commission ref. IP-6-88) and that the following provisions have been complied with:

         1. Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in each registration statement, including the prospectus, used in connection with the offer of the contract;

         2. Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in any sales literature used in connection with the offer of the contract;

         3. Instruct sales representatives who solicit participants to purchase the contract specifically to bring the redemption restrictions imposed by Section 403(b)(11) to the attention of the potential participants;

         4. Obtain from each plan participant who purchases a Section 403(b) annuity contract, prior to or at the time of such purchase, a signed statement acknowledging the participant's understanding of (1) the restrictions on redemption imposed by
                 Section 403(b)(11), and (2) other investment alternatives available under the employer's Section 403(b) arrangement to which the participant may elect to transfer his contract value.

                                   SIGNATURES


         As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf, in the City of Los Angeles, and the State of California, on this 6th day of December, 1995.


                                  VARIABLE ANNUITY ACCOUNT THREE
                                           (Registrant)

                                  By: ANCHOR NATIONAL LIFE INSURANCE COMPANY
                                           (Depositor)

                                  By: /s/ JAY S. WINTROB
                                     ---------------------------------------
                                          Jay S. Wintrob
                                          Executive Vice President

                                  By: ANCHOR NATIONAL LIFE INSURANCE COMPANY
                                           (Depositor, on behalf of itself
                                            and Registrant)

                                  By: /s/ JAY S. WINTROB
                                     ---------------------------------------
                                          Jay S. Wintrob
                                          Executive Vice President


         As required by the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed by the following persons in the capacity and on the dates indicated.


SIGNATURE                         TITLE                     DATE
ELI BROAD*              President, Chief Executive
------------------   Officer and Chairman of the Board
Eli Broad              (Principal Executive Officer)


SCOTT L. ROBINSON*           Senior Vice President
------------------                and Director
Scott L. Robinson         (Principal Financial Officer)


SCOTT GILLIS*                 Senior Vice President
------------------               and Controller
N. Scott Gillis           (Principal Accounting Officer)


JAMES R. BELARDI*
------------------
James R. Belardi                  Director


LORIN M. FIFE*
------------------
Lorin M. Fife                     Director


JANA W. GREER*
------------------
Jana W. Greer                     Director


/s/ SUSAN L. HARRIS
-------------------
    Susan L. Harris               Director                  December 6, 1995

GARY W. KRAT*
------------------
Gary W. Krat                      Director


PETER McMILLAN*
------------------
Peter McMillan                    Director


JAY S. WINTROB*
------------------
Jay S. Wintrob                    Director


*By: /s/ SUSAN L. HARRIS
    ----------------------        Attorney-in-Fact
         Susan L. Harris

Date:  December 6, 1995

                                 EXHIBIT INDEX


                                                            Sequentially
Exhibit          Description                                Numbered Pages
-------          -----------                                ---------------
(10)             Consent of Independent Accountants

(14)             Diagram and Listing of All Person
                 Directly or Indirectly Controlled
                 By or Under Common Control with
                 Anchor National Life Insurance
                 Company, the Depositor of Registrant